EATON VANCE MUNICIPALS TRUST

FOR THE FUNDS:

                  - EV Traditional Connecticut Tax Free Fund

                  - EV Traditional New Jersey Tax Free Fund

                  - EV Traditional Pennsylvania Tax Free Fund


================================================================================


                               [EATON VANCE LOGO]


================================================================================


                            ANNUAL SHAREHOLDER REPORT

                                  JULY 31, 1995

                                TABLE OF CONTENTS

ITEM                                                                       PAGE
One-year results ........................................................    2
President's letter to shareholders ......................................    3
Management Reports:
        EV Traditional Connecticut Tax Free Fund ........................    4
        EV Traditional New Jersey Tax Free Fund .........................    5
        EV Traditional Pennsylvania Tax Free Fund .......................    6
        Financial Results ...............................................    7

                 INFORMATION ABOUT YOUR MUTUAL FUND INVESTMENT

                                                    RESULTS FOR THE YEAR ENDED JULY 31, 1995.
                --------------------------------------------------------------------------------------------------------------------
                                                 Fund's                                                  The After-Tax
                Dividends Paid   Fund's NAV   Distribution                             If Your Combined   Equivalent      Federal
                   by Fund      Per Share at    Rate at                                 Federal & State    Yield You     Income Tax
                During Period     7/31/95       7/31/95                                   Tax Rate is    Would Need is  Information*
                --------------  ------------  ------------                             ----------------  -------------  ------------
EV Traditional
CONNECTICUT
Tax Free Fund      $0.575         $10.09         5.70%      [GRAPHIC OF CONNECTICUT]         38.88%          9.30%         99.29%

EV Traditional
NEW JERSEY
Tax Free Fund      $0.590         $ 9.98         5.91%      [GRAPHIC OF NEW JERSEY]          40.21%          9.86%         99.35%

EV Traditional
PENNSYLVANIA
Tax Free Fund      $0.585         $ 9.98         5.86%      [GRAPHIC OF PENNSYLVANIA]        37.79%          9.41%         99.60%

* Percentages represent the amounts of the total dividends paid by the Funds, from net investment income during the year that ended July 31, 1995, that have been designated as tax-exempt interest dividends. Tax legislation eliminated the exception to the market discount rules applicable to tax-exempt obligations.As a result, certain tax-exempt obligations acquired by the Portfolio at market discounts may generate a small amount of ordinary taxable income.

TO SHAREHOLDERS

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, with Gross Domestic Product poised to grow only modestly during 1995, between 2% and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed-income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first half of 1995, posting strong price gains as a result of this favorable investment environment. However, during this period the municipal market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value-added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would likely be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds probably would be eliminated.

However, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. Many reasons have led us to this conclusion. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds due to fears of tax reform as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperform-ance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

[Chart entitled "Despite tax policy uncertainty, tax-exempt bonds yield more than 88% of Treasury yields"]

This is a bar chart. The first of two bars shows the yield for 30-year AA-rated General Obligation (GO) bonds as 6.05%.

Below that bar is a second bar, showing the yield of 30-year Treasury bonds as 6.90%.

Extending to the right of the upper bar--the one describing general obligation yield--is an additional bar labeled 9.45% - Taxable equivalent yield of investment for couple in 35% tax bracket.

An asterisk after "30-year AA General Obligation (GO) bonds" refers to the following footnote: "Source: Bloomberg, L.P. GO yield is a compilation of a respresentative variety of general obligation bonds and is not necessarily represented by the Fund's yield."

There are these other footnotes:
Principal and interest payments of Treasury securities are guaranteed by the U.S. government. Statistics as of July 31, 1995. Past performance is no guarantee of future results.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+

[PHOTO THOMAS J.FETTER, PRESIDENT]

Sincerely,

/s/ THOMAS J.FETTER
-------------------
Thomas J.Fetter
President
September 20, 1995


+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

Included in the pages that follow are performance charts that compare your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in your Fund and the unmanaged Lehman Brothers Municipal Bond Index. The solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions. The dotted line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio is composed principally of bonds solely from your individual state, the Index is composed of bonds from all 50 states and many jurisdictions. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index.

EV TRADITIONAL CONNECTICUT TAX FREE FUND

YOUR INVESTMENT AT WORK
Loomis Chaffee School
MBIA Insured bonds

Issued in 1995 under the aegis of the Connecticut Health and Educational Facilities Authority, the proceeds of these bonds were used to finance the construction of a new dormitory and various renovations at Loomis Chaffee School, a private secondary school located in Windsor. The school maintains a selective admissions policy, has an endowment of $30 million, and has an outstanding debt of only half that amount. The school's impressive profile and balanced finances gave MBIA the comfort to insure this issue, which is rated Aaa/AAA. Naturally, private insurance does not remove the market risk associated with this investment.

PORTFOLIO OVERVIEW
Based on market value as of July 31, 1995
[GRAPHIC OF CONNECTICUT]

Number of issues..................................................     100
Average quality...................................................     Aa-
Investment grade..................................................     99.5%
Effective maturity................................................     16.6 yrs.
Largest sectors:
   Healthcare (non-hospital)......................................     12.5%
   Education......................................................     10.8
   Insured hospitals..............................................     10.0*
   Housing........................................................      8.2
   Solid waste....................................................      8.1

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.

THE STATE OF THE STATE: Connecticut

The economy in Connecticut is beginning to regain its luster. Economic indicators such as job growth and personal income continue to strengthen from their late 1980s bout with layoffs and restructuring that afflicted the state. The state's deep recession led to major job losses in such industries as finance, real estate, insurance and defense, which were hard-hit by industry restructurings, and shrinking government appropriations. Together, those setbacks eroded the state's economic base. However, while the employment outlook for those industries remains relatively weak, job gains in construction, service, trade, health care and tourism have partially offset those losses and have helped put the state on the road to recovery.

While the municipal market has been roiled by uncertainties over tax reform and the fallout from the Orange County debacle, investors in Connecticut tax-exempt debt can feel comfortable knowing that this state has a long history of conservative financial management and employs good disclosure practices.Connecticut is steadily advancing beyond the difficulties of its recent past and is moving to improve its financial future.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV TRADITIONAL CONNECTICUT TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
From April 30, 1994, through July 31, 1995

--------------------------------------------------
     Cumulative                  1         Life of
    Total Return                Year       Fund*
--------------------------------------------------
    With 3.75% sales charge     2.0%        3.6%
--------------------------------------------------
    Without sales charge        5.9%        6.7%
--------------------------------------------------


EV TRADITIONAL CONNECTICUT TAX FREE FUND:  $10,860
EV TRADITIONAL CONNECTICUT TAX FREE FUND W/MAX. SALES CHARGE: $10,453 LEHMAN BROTHERS MUNICIPAL BOND INDEX: $11,012

DATE                T. CT. OFFERING       C. CT. NAV          LEHMAN BROS.
--------------------------------------------------------------------------
4/94+               $ 9,625                $10,000              $10,000
5/94                  9,757                 10,138               10,087
6/94                  9,658                 10,034               10,028
7/94                  9,871                 10,255               10,209
8/94                  9,889                 10,275               10,244
9/94                  9,759                 10,139               10,094
10/94                 9,491                  9,861                9,915
11/94                 9,161                  9,518                9,735
12/94                 9,439                  9,807                9,949
1/95                  9,789                 10,170               10,234
2/95                 10,115                 10,509               10,532
3/95                 10,205                 10,603               10,653
4/95                 10,223                 10,621               10,665
5/95                 10,497                 10,906               11,005
6/95                 10,371                 10,775               10,909
7/95                 10,453                 10,860               11,012

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 4/19/94. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The extreme market volatility of last autumn created a good opportunity to purchase deep discount bonds - even among high quality AA- and AAA-rated bonds - and pick up yield without sacrificing credit quality. By the Spring of 1995, the market had rallied sharply and these discount bonds had significantly outperformed other segments of the market, adding to the performance of the Fund. The market has quieted in recent months, especially the Connecticut market, where new issuance is limited largely to generic general obligation issues."

[PHOTO NICOLE ANDERES]

                                                      Nicole Anderes

EV TRADITIONAL NEW JERSEY TAX FREE FUND

YOUR INVESTMENT AT WORK
Gloucester County, NJ                               [GRAPHIC]
Utility Authority
Water & Sewer Revenue Bonds

Issued by the Gloucester County Utility Authority, this bond was dedicated to funding Phase III of a waste treatment facility in Gloucester County. Specifically, the program is designed to upgrade the maintenance and operating efficiency of a waste treatment facility. By constructing a second sludge incinerator, the plant should reach a 20% increase in its daily capacity. The bond provided improvements for the County, while representing an attractive yielding investment supported by residents' water and sewer bill payments.

PORTFOLIO OVERVIEW
Based on market value as of July 31, 1995
[GRAPHIC OF NEW JERSEY]

Number of issues .................................................    130
Average quality ..................................................     A
Investment grade .................................................    87.6%
Effective maturity ...............................................    16.25 yrs.
Largest sectors:
   Transportation ................................................    15.1%
   General obligations ...........................................    13.3
   Solid waste ...................................................     6.8
   Hospitals .....................................................     6.6
   Insured lease revenue..........................................     5.8*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.

THE STATE OF THE STATE: New Jersey

The New Jersey economy has reflected the slower activity of the national scene. Declines in the housing market, manufacturing, and consumer spending have contributed to the state's slowdown. Nearly 10,000 jobs have been lost in manufacturing alone this year. The state's unemployment rate stood at 6.8% in July, remaining well above the national rate. On a more positive note, the service sector continued to add jobs. More than two-thirds of the 52,000 private sector jobs created in the past year within the state were generated by the service segment, including business, management, engineering, retailing, food services, and health care. And while housing starts were depressed, outlays for commercial construction and public works projects remained fairly strong.

New Jersey has benefited from its increasingly well-managed financial operations and a strong display of fiscal prudence by the Whitman administration. Implementing stricter cost controls and reductions in expenditures, New Jersey is providing a model for other states hoping to control social spending.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV TRADITIONAL NEW JERSEY TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
From April 30, 1994, through July 31, 1995

         --------------------------------------------
          Cumulative                 1        Life of
         Total Return               Year       Fund*
         --------------------------------------------
         With 3.75% sales charge    2.6%       2.9%
         --------------------------------------------
         Without sales charge       6.6%       6.0%
         --------------------------------------------

EV TRADITIONAL NEW JERSEY TAX FREE FUND: $10,854
EV TRADITIONAL NEW JERSEY TAX FREE FUND W/MAX. SALES CHARGE: $10,444 LEHMAN BROTHERS MUNICIPAL BOND INDEX: $11,012

DATE          T.NJ OFFERING         T.NJ NAV     LEHMAN BROS.
-------------------------------------------------------------
4/94+           $ 9,622             $10,000       $10,000
5/94              9,728              10,110        10,087
6/94              9,639              10,017        10,028
7/94              9,796              10,180        10,209
8/94              9,875              10,262        10,244
9/94              9,754              10,137        10,094
10/94             9,546               9,920         9,915
11/94             9,294               9,659         9,735
12/94             9,566               9,941         9,949
1/95              9,879              10,267        10,264
2/95             10,139              10,536        10,532
3/95             10,220              10,621        10,653
4/95             10,239              10,641        10,665
5/95             10,508              10,920        11,055
6/95             10,392              10,800        10,909
7/95             10,444              10,854        11,012

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 4/13/94. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The past year has proven to be a highly volatile period for the bond market, given last year's sharp decline and the subsequent strong market rally we have enjoyed in 1995. I have focused on the insured sector to provide quality and ensure good liquidity for the Portfolio. At the same time, I've increased slightly the Portfolio's exposure to the health care sector, which has improved somewhat in recent months, and have added some select high-yielding situations, which helped add yield to the Fund."

[PHOTO ROBERT B. MACINTOSH]

                                                      Robert B. MacIntosh

EV TRADITIONAL PENNSYLVANIA TAX FREE FUND

YOUR INVESTMENT AT WORK
Chester County
Industrial Development Auth.
Senior Life Choice of Kimberton

The proceeds of these bonds are being used to fund the construction of the Continuing Care Retirement Center, an assisted living project in Kimberton, PA. This issue is a good example of the Portfolio's efforts to focus on non-rated bonds and private placement issues. Because the issue was purchased in its entirety by Eaton Vance, we were able to structure the deal with favorable terms. With an 8.05% coupon, the bonds represent a 250 basis point advantage over other long-term Pennsylvania issues.

PORTFOLIO OVERVIEW
Based on market value as of July 31, 1995
[GRAPHIC OF NEW JERSEY]

Number of issues..................................................    132
Average quality...................................................    Aa-
Investment grade..................................................    95.1%
Effective maturity................................................    14.13 yrs.
Largest sectors:
   Hospitals......................................................    22.6%
   Housing........................................................    12.3
   Industrial development authority...............................     8.7
   Insured hospitals..............................................     7.1*
   Escrowed.......................................................     6.5

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.

THE STATE OF THE STATE: Pennsylvania

The Pennsylvania economy continues to demonstrate the beneficial effects of a shift from its past reliance on manufacturing toward a growing diversification into the service sectors. Pennsylvania's unemployment rate declined sharply during the period, falling to 5.4% in July. The service sector continued to account for nearly two-thirds of the state's job gains, with health services and social services pacing the gains. Durable goods manufacturing also added significantly to job growth, led by metals and industrial machinery.

Pennsylvania has now posted three consecutive years with surplus operations. That marks a significant departure from the early 1990s, when a declining cyclical economy and rising social costs played havoc with the state's finances. Importantly, with an improved economic mix and a stronger national and regional picture, Pennsylvania has returned to fiscal balance in recent years. The Commonwealth's fiscal outlook has benefited from a tax package implemented in 1991, as well as from stricter cost controls and an improving revenue base resulting from a stronger economy.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV TRADITIONAL PENNSYLVANIA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
From June 30, 1994, through July 31, 1995

-------------------------------------------------------
        Cumulative                  1          Life of
       Total Return               Year         Fund*
-------------------------------------------------------
       With 3.75% sales charge    1.5%          2.5%
-------------------------------------------------------
       Without sales charge       5.4%          5.9%
-------------------------------------------------------

EV TRADITIONAL PENNSYLVANIA TAX FREE FUND:  $10,743
EV TRADITIONAL PENNSYLVANIA TAX FREE FUND W/MAX. SALES CHARGE: $10,337 LEHMAN BROTHERS MUNICIPAL BOND INDEX: $10,982

DATE            T. PA. OFFERING              T. PA. NAV        LEHMAN BROS.
---------------------------------------------------------------------------
6/94+               $ 9,621                   $10,000          $10,000
7/94                  9,806                    10,191           10,180
8/94                  9,825                    10,211           10,216
9/94                  9,686                    10,067           10,066
10/94                 9,478                     9,851            9,887
11/94                 9,179                     9,541            9,708
12/94                 9,388                     9,758            9,922
1/95                  9,678                    10,059           10,206
2/95                  9,944                    10,336           10,502
3/95                 10,065                    10,462           10,623
4/95                 10,063                    10,460           10,636
5/95                 10,390                    10,799           10,975
6/95                 10,275                    10,679           10,879
7/95                 10,337                    10,743           10,982

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 6/1/94. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The market outlook for the municipal sector has improved significantly following a difficult 1994. With a slow growth economy and relatively low municipal supply, the municipal market has fared well in 1995. Accordingly, I have become somewhat more constructive toward the market, adding to positions in bonds that tend to be more sensitive to interest rate changes. Elsewhere, I've continued to be very selective about investments in hospital bonds. Finally, in a fairly quiet market, I have looked increasingly to private placements and non-rated bonds for opportunities to increase the Fund's yield."

[PHOTO DAVID C. REILLY]

                                                      David C. Reilly

                          EV Traditional Tax Free Funds
                              Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                  July 31, 1995
--------------------------------------------------------------------------------


                                                                           TRADITIONAL       TRADITIONAL      TRADITIONAL
                                                                           CONNECTICUT       NEW JERSEY      PENNSYLVANIA
                                                                              FUND              FUND             FUND
                                                                           -----------       -----------      -----------
ASSETS:
   Investments -
      Identified cost                                                      $   1,043,797    $   1,657,362    $  1,448,371
      Unrealized appreciation                                                     48,377           24,141          27,436
                                                                           -------------    -------------    ------------
         Total investments in Portfolio, at value (Note 1A)                $   1,092,174    $   1,681,503    $  1,475,807
   Receivable for Fund shares sold                                                     -            9,623               -
   Receivable from the Administrator (Note 4)                                     19,622           19,481          15,522
   Deferred organization expenses (Note 1D)                                        7,776            6,332           5,995
                                                                           -------------    -------------    ------------
            Total assets                                                   $   1,119,572    $   1,716,939    $  1,497,324
                                                                           -------------    -------------    ------------
LIABILITIES:
   Dividends payable                                                       $       4,066    $       4,654    $      4,013
   Payable for Fund shares redeemed                                                    -                -           5,862
   Payable to affiliate - Custodian fee                                               84               84               -
   Accrued expenses                                                                  539              570             769
                                                                           -------------    -------------    ------------
            Total liabilities                                              $       4,689    $       5,308    $     10,644
                                                                           -------------    -------------    ------------
NET ASSETS                                                                 $   1,114,883    $   1,711,631    $  1,486,680
                                                                           =============    =============    ============

SOURCES OF NET ASSETS:
   Paid-in capital                                                         $   1,080,007    $   1,709,942    $  1,472,355
   Accumulated net realized loss on investment and financial
      futures transactions (computed on the basis of identified cost)           (11,986)         (21,036)         (12,503)
   Accumulated distributions in excess of net investment income                  (1,515)          (1,416)            (608)
   Unrealized appreciation of investments and financial futures contracts
      from Portfolio (computed on the basis of identified cost)                   48,377           24,141          27,436
                                                                           -------------    -------------    ------------
            Total                                                          $   1,114,883    $   1,711,631    $  1,486,680
                                                                           =============    =============    ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                        110,521          171,530         148,932
                                                                           =============    =============    ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets / shares of beneficial interest outstanding)                $       10.09    $        9.98    $       9.98
                                                                           =============    =============    ============
COMPUTATION OF OFFERING PRICE PER SHARE
   (100/96.25 of net asset value per share)                                $       10.48    $       10.37    $      10.37
                                                                           =============    =============    ============


On sales of $50,000 or more, the offering price is reduced.

                        See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------




                                                                                     TRADITIONAL       TRADITIONAL      TRADITIONAL
                                                                                     CONNECTICUT       NEW JERSEY      PENNSYLVANIA
                                                                                        FUND              FUND             FUND
                                                                                     -----------       -----------      -----------
INVESTMENT INCOME (NOTE 1B):
   Interest income allocated from Portfolio                                          $      39,132    $      61,020    $     35,913
   Expenses allocated from Portfolio                                                        (3,336)         (4,868)          (2,658)
                                                                                     -------------    -------------    ------------
         Net investment income from Portfolio                                        $      35,796    $      56,152    $     33,255
                                                                                     -------------    -------------    ------------
   Expenses -
      Service fees (Note 5)                                                          $          36    $          28    $         56
      Custodian fee (Note 4)                                                                 1,419            2,584             850
      Printing and postage                                                                   7,408            9,219           7,940
      Legal and accounting services                                                          5,806            5,643           3,385
      Amortization of organization expenses (Note 1D)                                        1,364              757           1,806
      Registration costs                                                                       503              128             516
      Transfer and dividend disbursing agent fees                                              466              593             397
      Miscellaneous                                                                          2,656              625             628
                                                                                     -------------    -------------    ------------
         Total expenses                                                              $      19,658    $      19,577    $     15,578
   Deduct allocation of expenses to the Administrator (Note 4)                              19,622           19,481          15,522
                                                                                     -------------    -------------    ------------
            Net expenses                                                             $          36    $          96    $         56
                                                                                     -------------    -------------    ------------
               Net investment income                                                 $      35,760    $      56,056    $     33,199
                                                                                     -------------    -------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from Portfolio -
      Investment transactions (identified cost basis)                                $         (23)   $     (7,089)    $        164
      Financial futures contracts                                                          (11,941)        (13,935)         (12,667)
                                                                                     -------------    -------------    ------------
         Net realized loss on investments and financial futures contracts            $     (11,964)   $    (21,024)    $    (12,503)
   Change in unrealized appreciation of investments                                         46,738           23,112          27,034
                                                                                     -------------    -------------    ------------
            Net realized and unrealized gain                                         $      34,774    $       2,088    $     14,531
                                                                                     -------------    -------------    ------------
               Net increase in net assets from operations                            $      70,534    $      58,144    $     47,730
                                                                                     =============    =============    ============





                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------


                                                                                     TRADITIONAL       TRADITIONAL      TRADITIONAL
                                                                                     CONNECTICUT       NEW JERSEY      PENNSYLVANIA
                                                                                        FUND              FUND             FUND
                                                                                     -----------       -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                          $      35,760    $      56,056    $     33,199
      Net realized loss on investments                                                     (11,964)         (21,024)        (12,503)
      Change in unrealized appreciation of investments                                      46,738           23,112          27,034
                                                                                     -------------    -------------    ------------
               Net increase in net assets from operations                            $      70,534    $      58,144    $     47,730
                                                                                     -------------    -------------    ------------
   Distributions to shareholders (Note 2) -
      From net investment income                                                     $     (35,760)   $     (56,056)   $    (33,199)
      In excess of net investment income                                                    (1,438)          (1,355)           (474)
                                                                                     -------------    -------------    ------------
               Total distributions to shareholders                                   $     (37,198)   $     (57,411)   $    (33,673)
                                                                                     -------------    -------------    ------------
   Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                                  $   1,185,803    $   1,752,811    $  1,594,537
      Net asset value of shares issued to shareholders in payment
         of distributions declared                                                          12,415           19,133          13,089
      Cost of shares redeemed                                                             (279,831)        (357,531)       (229,836)
                                                                                     -------------    -------------    ------------
            Increase in net assets from Fund share transactions                      $     918,387    $   1,414,413    $  1,377,790
                                                                                     -------------    -------------    ------------
               Net increase in net assets                                            $     951,723    $   1,415,146    $  1,391,847

NET ASSETS:
   At beginning of period                                                                  163,160          296,485          94,833
                                                                                     -------------    -------------    ------------
   At end of period                                                                  $   1,114,883    $   1,711,631    $  1,486,680
                                                                                     =============    =============    ============

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                                    $     (1,515)    $     (1,416)    $      (608)
                                                                                     ============     ============     ===========


                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1994*
--------------------------------------------------------------------------------


                                                                                     TRADITIONAL       TRADITIONAL      TRADITIONAL
                                                                                     CONNECTICUT       NEW JERSEY      PENNSYLVANIA
                                                                                        FUND              FUND             FUND
                                                                                     -----------       -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                          $       1,092    $         600    $        111
      Net realized loss on investments                                                         (22)             (12)              -
      Unrealized appreciation of investments                                                 1,639            1,029             402
                                                                                     -------------    -------------    ------------
               Net increase in net assets from operations                            $       2,709    $       1,617    $        513
                                                                                     -------------    -------------    ------------
   Distributions to shareholders (Note 2) -
      From net investment income                                                     $      (1,092)   $        (600)   $       (111)
      In excess of net investment income                                                       (77)             (61)           (134)
                                                                                     -------------    -------------    ------------
               Total distributions to shareholders                                   $      (1,169)   $        (661)   $       (245)
                                                                                     -------------    -------------    ------------
   Transactions in shares of beneficial interest (Note 3) -
      Proceeds from sales of shares                                                  $     161,241    $     346,177    $     94,424
      Net asset value of shares issued to shareholders in payment
         of distributions declared                                                             379               52             141
      Cost of shares redeemed                                                                    -          (50,700)              -
                                                                                     -------------    -------------    ------------
            Increase in net assets from Fund share transactions                      $     161,620    $     295,529    $     94,565
                                                                                     -------------    -------------    ------------
               Net increase in net assets                                            $     163,160    $     296,485    $     94,833
NET ASSETS:
   At beginning of period                                                                        -                -               -
                                                                                     -------------    -------------    ------------
   At end of period                                                                  $     163,160    $     296,485    $     94,833
                                                                                     =============    =============    ============

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
   INCOME INCLUDED IN NET ASSETS AT END OF PERIOD                                    $        (77)    $        (61)    $      (134)
                                                                                     =============    =============    ============


* For the Traditional Connecticut, Traditional New Jersey and the Traditional Pennsylvania Funds, the Statements of Changes in Net Assets are for the period from the start of business, April 19, 1994, April 13, 1994 and June 1, 1994, respectively, to July 31, 1994.

                        See notes to financial statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              TRADITIONAL CONNECTICUT      TRADITIONAL NEW JERSEY         TRADITIONAL PENNSYLVANIA
                                           ----------------------------  ----------------------------   ----------------------------
                                            YEAR ENDED    PERIOD ENDED    YEAR ENDED   PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                           JULY 31,1995  JULY 31,1994**  JULY 31,1995  JULY 31,1994**   JULY 31,1995  JULY 31,1994**
                                           ----------------------------  ----------------------------   ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $10.100      $10.000          $9.940        $10.000          $10.050       $ 10.000
                                              -------      -------          ------        -------          -------        -------

INCOME FROM OPERATIONS:
   Net investment income                      $ 0.553      $ 0.153          $0.576        $ 0.161          $ 0.577        $ 0.044
   Net realized and unrealized gain(loss)
      on investments                            0.012        0.111           0.054         (0.044)++        (0.062)++       0.104
                                              -------      -------          ------        -------          -------        -------
      Total income from operations            $ 0.565      $ 0.264          $0.630        $ 0.117          $ 0.515        $ 0.148
                                              -------      -------          ------        -------          -------        -------


LESS DISTRIBUTIONS:
   From net investment income                 $(0.553)     $(0.153)         $(0.576)      $(0.161)         $(0.577)       $(0.044)
   In excess of net investment income          (0.022)      (0.011)          (0.014)       (0.016)          (0.008)        (0.054)
                                              -------      -------          -------       -------          -------        -------

      Total distributions                     $(0.575)     $(0.164)         $(0.590)      $(0.177)         $(0.585)       $(0.098)
                                              -------      -------          -------       -------          -------        -------

NET ASSET VALUE, END OF PERIOD                $10.090      $10.100          $ 9.980       $ 9.940          $ 9.980        $10.050
                                              =======      =======          =======       =======          =======        =======

TOTAL RETURN (2)                                 5.89%        2.66%           6.62%          1.19%            5.41%          1.49%


RATIOS/SUPPLEMENTAL DATA*:
   Net assets, end of period (000 omitted)    $ 1,115      $   163          $1,712        $   296          $ 1,487        $    95

   Ratio of net expenses to average daily
      net assets (1)                            0.51%       0.48%+           0.50%         0.43%+            0.46%           1.69%+

   Ratio of net investment income to average
      daily net assets                          5.46%       4.83%+           5.65%         4.11%+            5.58%           2.76%+


*For the year ended July 31, 1995 and the period from the start of business, April 19, 1994, April 13, 1994 and June 1, 1994, to July 31, 1994,respectively, the operating expenses of the Funds reflect an allocation of expenses to the Administrator. Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

NET INVESTMENT INCOME (LOSS) PER SHARE        $ 0.249      $(0.045)         $0.375        $(0.237)         $ 0.307        $(0.258)
                                              =======      =======          ======        =======          =======        =======

RATIOS (As a percentage of average daily
 net assets):
      Expenses (1)                               3.51%        6.73%+          2.47%         10.59%+           3.07%         20.95%+
      Net investment income (loss)               2.46%       (1.42)%+         3.68%         (6.05)%+          2.97%        (16.50)%+


** For the Traditional Connecticut, Traditional New Jersey and the Traditional
   Pennsylvania Funds, the Financial Highlights are for the period from the start of business, April 19, 1994, April 13, 1994 and June 1, 1994, respectively, to July 31, 1994.

+  Annualized.

++ The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(2) Total return is calculated assuming purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.Total return is computed on a non-annualized basis.

                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of sixty-three Funds, three of which are included in these financial statements and are considered to be nondiversified. They include EV Traditional Connecticut Tax Free Fund, ("Traditional Connecticut Fund"), EV Traditional New Jersey Tax Free Fund ("Traditional New Jersey Fund") and EV Traditional Pennsylvania Tax Free Fund ("Traditional Pennsylvania Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Traditional Connecticut Fund invests its assets in the Connecticut Tax Free Portfolio, the Traditional New Jersey Fund invests its assets in the New Jersey Tax Free Portfolio and the Traditional Pennsylvania Fund invests its assets in the Pennsylvania Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Funds' proportionate interest in the net assets of that Portfolio (0.6%, 0.4% and 0.3% at July 31, 1995 for the Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund, respectively.) The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. INCOME - Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 1995, net capital losses of $12,141, $22,379 and $15,147 for the Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund, respectively, attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year. Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

E. OTHER - Investment transactions are accounted for on a trade date basis.

(2) DISTRIBUTIONS TO SHAREHOLDERS

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                               TRADITIONAL               TRADITIONAL              TRADITIONAL
                                                             CONNECTICUT FUND           NEW JERSEY FUND         PENNSYLVANIA FUND
                                                                -----------               -----------              -----------
                                                            YEAR ENDED JULY 31,       YEAR ENDED JULY 31,      YEAR ENDED JULY 31,
                                                            -------------------       -------------------      -------------------
                                                            1995          1994*       1995          1994*      1995         1994*
                                                            ----          -----       ----          -----      ----         -----
Sales                                                     120,607        16,109      176,303       34,973    161,529        9,425
Issued to shareholders electing to receive
    payments of distributions in Fund shares                1,266            38        1,938            5      1,318           14
Redemptions                                               (27,499)            -      (36,535)      (5,154)   (23,354)           -
                                                          -------       -------      -------      -------     -------       -----
Net Increase                                               94,374        16,147      141,706       29,824    139,493        9,439
                                                          =======       =======      =======      =======    =======       ======


* From the start of business, April 19, 1994, April 13, 1994 and June 1, 1994, for the Traditional Connecticut, Traditional New Jersey and Traditional Pennsylvania Funds, respectively, to July 31, 1994.

--------------------------------------------------------------------------------

(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $19,622, $19,481 and $15,522 of expenses related to the operation of the Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund, respectively, were allocated to EVM. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note
5).

(5) SERVICE PLAN

Each Fund has adopted a service plan designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers, Inc. The Service Plans provide that each Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented each Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.20% of each Fund's average daily net assets for any fiscal year which is attributable to shares of a Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. For the year ended July 31, 1995, the Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund paid or accrued service fees of $36, $28, and $56, respectively.

Certain of the officers and Trustees of the Funds are officers and directors of EVD.

--------------------------------------------------------------------------------

(6) INVESTMENT TRANSACTIONS

Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended July 31, 1995 were as follows:

                                                                      TRADITIONAL           TRADITIONAL            TRADITIONAL
                                                                   CONNECTICUT FUND       NEW JERSEY FUND       PENNSYLVANIA FUND
                                                                   -----------------     -----------------      -----------------
Increases                                                             $1,187,217             $1,903,050             $1,601,729
Decreases                                                                323,060                409,768                268,388

                          INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of EV Traditional Connecticut Tax Free Fund, EV Traditional New Jersey Tax Free Fund, and EV Traditional Pennsylvania Tax Free Fund (certain of the series of the Eaton Vance Municipals Trust) as of July 31, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended July 31, 1995 and for the period from the start of business to July 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned funds of Eaton Vance Municipals Trust at July 31, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                                           DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
AUGUST 25, 1995

                         CONNECTICUT TAX FREE PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JULY 31, 1995
--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                VALUE
------------------------------------------------------------------------------------
                                       EDUCATION - 10.8%

Baa            BBB          $1,000     Connecticut HEFA, University
                                       of Hartford, 6.75%, 7/1/12        $    975,350
Baa            BBB           5,500     Connecticut HEFA, University
                                       of Hartford, 6.80%, 7/1/22           5,302,660
NR             BBB-          6,175     Connecticut HEFA, Quinnipiac
                                       College, 6.00%, 7/1/23               5,497,294
NR             BBB-          1,000     Connecticut HEFA, Sacred
                                       Heart University, 6.80%,
                                       7/1/12                               1,045,400
NR             A-            1,000     Connecticut HEFA, Sacred
                                       Heart University, 5.80%,
                                       7/1/23                                 842,940
NR             A             1,125     Connecticut HEFA, Taft
                                       School, 5.40%, 7/1/20                1,011,476
Aaa            AAA           6,000     Connecticut HEFA, Yale
                                       University, 5.929%, 6/10/30          5,929,680
                                                                         ------------
                                                                         $ 20,604,800
                                                                         ------------
                                       ESCROWED TO MATURITY - 2.4%

NR             AA-          $  650     State of Connecticut Govern-
                                       ment Obligation Bonds,
                                       6.875%, 7/15/10                   $    729,775
NR             AAA             800     Connecticut Special Tax
                                       Obligation Bonds, Transportation
                                       Infrastructure Purposes, 6.75%,
                                       6/1/11                                 906,304
A1             AA-             645     Connecticut Special Tax
                                       Obligation Bonds, Transportation
                                       Infrastructure Purposes, 6.50%,
                                       7/1/09                                 706,475
A1             AA-             300     Amity RSD No. 5 Bonds,
                                       6.80%, 6/15/08                         326,166
Baa            BBB           1,630     City of Stratford, Government
                                       Obligation Bonds, 7.30%,
                                       3/1/12                               1,869,561
                                                                         ------------
                                                                         $  4,538,281
                                                                         ------------
                                       GENERAL OBLIGATION - 6.1%

Aa1            NR           $  350     City of Avon, 4.60%,
                                       1/15/07                           $    327,159
Aa             NR              525     Town of Guilford, 4.75%,
                                       11/15/10                               476,017
Aa             NR              525     Town of Guilford, 4.75%,
                                       11/15/11                               471,466
A              AA-           2,000     City of Bridgeport, 6.125%,
                                       3/1/05                               2,073,380
Aa             AA-           1,750     State of Connecticut, Capital
                                       Appreciation Bonds, 0%,
                                       11/1/09                                781,515
AA             AA-           1,000     State of Connecticut, 5.50%,
                                       3/15/10                                983,190
AA             AA-             500     State of Connecticut, 5.50%,
                                       3/15/11                                491,235
Aa             AA            1,270     City of Danbury, 4.50%,
                                       2/1/14                               1,062,634
Aa1            NR              650     City of Farmington, 5.70%,
                                       1/15/11                                657,306
NR             BBB             500     Government of Guam, 5.40%,
                                       11/15/18                               431,735
Aa1            AA+             925     City of Norwalk Maritime
                                       Center Project Bonds, 6.05%,
                                       2/1/09                                 952,574
Baa1           A             2,000     Puerto Rico PBA Bonds, 5.50%,
                                       7/1/21                               1,832,480
NR             NR            1,000     Virgin Islands PFA Revenue
                                       Bonds, 7.25%, 10/1/18                1,031,550
                                                                         ------------
                                                                         $ 11,572,241
                                                                         ------------


                                       HEALTH CARE (NON-
                                       HOSPITAL) - 12.5%

A1             AA-          $  600     Connecticut HEFA,
                                       Nursing Home Program
                                       (NHP) (Noble Horizons),
                                       6.00%, 11/1/22                    $    586,554
A1             AA-           1,000     Connecticut HEFA, NHP
                                       (Jewish Home-Fairfield),
                                       6.25%, 11/1/20                       1,008,720
A1             AA-             655     Connecticut HEFA, NHP
                                       (St. Camillus), 6.25%, 11/1/18         661,766
A1             AA-           3,250     Connecticut HEFA, NHP (St.
                                       Joseph's Manor) 6.25%,
                                       11/1/16                              3,283,573
A1             AA-           1,365     Connecticut HEFA, NHP
                                       (Sharon Healthcare) 6.25%,
                                       11/1/14                              1,385,762
Aa3            NR            9,000     Connecticut Development
                                       Authority Health Care Bonds
                                       (Duncaster), 6.75%, 9/1/15           9,301,230
A1             AA-             720     Connecticut HEFA, NHP
                                       (Highland View), 7.00%,
                                       11/1/07                                787,975
A1             AA-             335     Connecticut HEFA, NHP
                                       (Wadsworth Glen), 7.00%,
                                       11/1/07                                366,627
A1             AA-           2,000     Connecticut HEFA, NHP
                                       (Wadsworth Glen), 7.50%,
                                       11/1/16                              2,210,800
A1             AA-           3,000     Connecticut HEFA, NHP
                                       (Windsor), 7.125%, 11/1/14           3,254,820

--------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                VALUE
------------------------------------------------------------------------------------
                                       HEALTH CARE (NON-
                                       HOSPITAL) - (continued)

NR             A-            1,000     Puerto Rico I. M. E. (Dr. Pila
                                       Hospital), (FHA)
                                       7.85%, 8/1/28                        1,078,190
                                                                         ------------
                                                                         $ 23,926,017
                                                                         ------------
                                       HOSPITALS - 6.0%

NR             A-           $3,770     Connecticut HEFA, William
                                       W. Backus Hospital, 6.375%,
                                       7/1/22                            $  3,748,096
Baa1           NR            9,150     Connecticut HEFA, Griffin
                                       Hospital, 5.75%, 7/1/23              7,814,009
                                                                         ------------
                                                                         $ 11,562,105
                                                                         ------------
                                       HOUSING - 8.2%

Aa             AA           $  100     Connecticut HFA Mortgage
                                       Revenue Bonds (MRB),
                                       7.40%, 11/15/99                   $    102,965
Aa             AA            1,400     Connecticut HFA, MRB,
                                       7.20%, 11/15/01                      1,473,556
Aa             AA              200     Connecticut HFA, MRB,
                                       7.00%, 11/15/09                        207,336
Aa             AA            6,200     Connecticut HFA, MRB,
                                       6.70%, 11/15/12                      6,336,524
Aa             AA              250     Connecticut HFA, MRB,
                                       6.55%, 11/15/13                        252,910
Aa             AA            1,000     Connecticut HFA, MRB,
                                       5.85%, 11/15/16                        955,420
Aa             AA              120     Connecticut HFA, MRB,
                                       7.625%, 11/15/17                       123,988
Aa             AA            1,700     Connecticut HFA, MRB,
                                       6.35%, 5/15/17                       1,674,177
Aa             AA            2,500     Connecticut HFA, MRB,
                                       6.60%, 11/15/23                      2,511,700
Aa             AA            2,000     Connecticut HFA, MRB,
                                       6.75%, 11/15/23                      2,030,000
                                                                         ------------
                                                                         $ 15,668,576
                                                                         ------------
                                       INDUSTRIAL DEVELOPMENT/
                                       POLLUTION CONTROL
                                       REVENUES - 3.0%

Aaa            AAA          $1,000     Connecticut Development
                                       Authority (Pfizer Inc.),
                                       6.55%, 2/15/13                    $  1,071,700
Aa             AA-           2,000     Connecticut Development
                                       Authority (Economic Develop-
                                       ment Projects), Revenue Bonds,
                                       6.00%, 11/15/08                      2,066,960
A1             A+            2,000     Connecticut Development
                                       Authority (New England
                                       Power Company Project),
                                       7.25%, 10/15/15                      2,142,580
Baa1           A               500     Puerto Rico Port Authority
                                       (American Airlines), 6.30%,
                                       6/1/23                                 485,275
                                                                         ------------
                                                                         $  5,766,515
                                                                         -----------
                                       INSURED AIRPORTS - 4.9%

Aaa            AAA          $8,200     State of Connecticut Airport
                                       Revenue Bonds, Bradley
                                       International Airport, (FGIC),
                                       7.65%, 10/1/12                    $  9,315,364
                                                                         ------------
                                       INSURED COLLEGE AND
                                       UNIVERSITY - 3.9%

Aaa            AAA          $  725     Connecticut HEFA, Fairfield
                                       University (MBIA), 5.00%,
                                       7/1/18                            $    636,129
Aaa            AAA           1,200     Connecticut HEFA, Connecticut
                                       College (MBIA), 6.625%,
                                       7/1/11                               1,272,948
Aaa            AAA           2,000     Connecticut HEFA, Trinity
                                       College (MBIA), 6.00%,
                                       7/1/22                               2,003,960
Aaa            AAA           1,555     Connecticut HEFA, Choate
                                       Rosemary College (MBIA),
                                       6.80%, 7/1/15 (1)                    1,683,661
Aaa            AAA             750     Connecticut HEFA, Loomis
                                       Chafee (MBIA), 6.00%,
                                       7/1/15                                 760,793
Aaa            AAA           1,000     Connecticut HEFA, Loomis
                                       Chafee (MBIA), 6.00%,
                                       7/1/25                               1,005,850
                                                                         ------------
                                                                         $  7,363,341
                                                                         ------------

                                       INSURED MISCELLANEOUS - 0.8%

Aaa            AAA          $1,750     Connecticut Municipal
                                       Electric Energy Cooperative
                                       Bonds (MBIA), 5.00%,
                                       1/1/18                            $  1,549,520
                                                                         ------------

                                       INSURED GENERAL
                                       OBLIGATIONS - 4.3%

Aaa            AAA          $1,220     Town of Bethel, (MBIA),
                                       6.50%, 2/15/09                    $  1,340,243
Aaa            AAA           2,000     City of Waterbury, Tax
                                       Revenue Bonds (FGIC),
                                       5.375%, 4/15/08                      1,984,380
Aaa            AAA             740     Town of Stratford, (MBIA),
                                       6.60%, 3/1/11                          800,924
Aaa            AAA           1,000     City of New Britain, (MBIA),
                                       6.00%, 3/1/12                        1,026,430
Aaa            AAA           1,000     Town of Plainfield, (MBIA),
                                       6.375%, 8/1/11                       1,045,430

--------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                 VALUE
-------------------------------------------------------------------------------------
                                       INSURED GENERAL
                                       OBLIGATIONS - (continued)

Aaa            AAA           2,120     Puerto Rico Public Improve-
                                       ment Bonds (MBIA), 5.25%,
                                       7/1/18                               1,955,446
                                                                          ------------
                                                                          $  8,152,853
                                                                          ------------
                                       INSURED HEALTHCARE - 1.3%

A1             AA-          $1,735     Connecticut HEFA, NHP
                                       (St. Joseph's Living Center),
                                       (AMBAC), 5.10%, 11/1/19            $  1,528,604
A1             AA-           1,030     Connecticut HEFA, NHP
                                       (St. Joseph's Learning Center)
                                       (AMBAC), 5.00%,
                                       11/1/09                                 951,699
                                                                          ------------
                                                                          $  2,480,303
                                                                          ------------
                                       INSURED HOSPITAL - 10.0%

Aaa            AAA          $1,000     Connecticut HEFA, Bridgeport
                                       Hospital (MBIA), 6.625%,
                                       7/1/18                             $  1,051,740
Aaa            AAA           6,750     Connecticut HEFA, St. Francis
                                       Hospital (FGIC), 5.00%,
                                       7/1/23                                5,808,172
Aaa            AAA           1,500     Connecticut HEFA, Lawrence
                                       and Memorial Hospital
                                       (MBIA),5.00%, 7/1/13                  1,345,740
Aaa            AAA           5,750     Connecticut HEFA, Lawrence
                                       and Memorial Hospital
                                       (MBIA), 5.00%, 7/1/22                 4,959,203
Aaa            AAA           1,000     Connecticut HEFA, Hospital
                                       of St. Raphael (AMBAC),
                                       6.50%,
                                       7/1/11                                1,080,700
Aaa            AAA           1,500     Connecticut HEFA, Hospital of
                                       St. Raphael (AMBAC), 6.625%,
                                       7/1/14                                1,575,585
Aaa            AAA           2,000     Connecticut HEFA, Yale-New
                                       Haven Hospital (MBIA), 6.50%,
                                       7/1/12                                2,093,380
Aaa            AAA           1,200     Connecticut HEFA, Yale-New
                                       Haven Hospital (MBIA), 7.10%,
                                       7/1/25                                1,297,800
                                                                          ------------
                                                                          $ 19,212,320
                                                                          ------------
                                       INSURED SOLID WASTE - 0.7%

Aaa            AAA          $1,275     Connecticut Resources Recovery
                                       Authority Mid-Connecticut
                                       System Bonds (MBIA), 7.30%,
                                       10/15/12                           $  1,343,161
                                                                          ------------
                                       INSURED SPECIAL TAX - 0.7%

               AAA          $1,500     State of Connecticut Special
                                       Tax Obligation Bonds (STOB)
                                       (FGIC), 5.00%, 10/1/13             $  1,342,950
                                                                          ------------
                                       INSURED WATER
                                       AND SEWER - 3.3%

Aaa            AAA          $1,750     Connecticut Development
                                       Authority Water Facilities Bonds,
                                       Connecticut Water Company
                                       (AMBAC), (AMT), 5.875%,
                                        9/1/22                            $  1,689,048
Aaa            AAA           1,150     Connecticut Development
                                       Authority Water Facilities
                                       Bonds, Connecticut Water
                                       Company (AMBAC),(AMT),
                                       5.75%, 7/1/28                         1,086,853
Aaa            AAA           3,460     South Central Connecticut,
                                       Regional Water Authority
                                       Bonds (FGIC), 5.75%,
                                       8/1/12                                3,445,122
                                                                          ------------
                                                                          $  6,221,023
                                                                          ------------
                                       SOLID WASTE - 8.1%

A              NR           $2,500     Bristol Resource Recovery
                                       Facility Operating Committee,
                                       (Ogden Martin Systems),
                                       6.50%, 7/1/14                      $  2,570,800
A2             A+            1,000     Connecticut Resources
                                       Recovery Authority (American
                                       REF-FUEL Company),
                                       (AMT), 8.10%, 11/15/15                1,104,660
A2             A+              450     Connecticut Resources
                                       Recovery Authority (American
                                       REF-FUEL Company),
                                       (AMT), 8.00%, 11/15/15                  495,760
A2             A+            4,250     Connecticut Resources
                                       Recovery Authority (American
                                       REF-FUEL Company),
                                       (AMT), 6.45%, 11/15/22                4,252,805
NR             A             7,970     Eastern Connecticut Resource
                                       Recovery Authority, (Wheela-
                                       brator Lisbon), 5.50%,
                                       1/1/20                                7,000,609
                                                                          ------------
                                                                          $ 15,424,634
                                                                          ------------
                                       SPECIAL TAX - 2.7%

A1             AA-          $1,000     State of Connecticut STOB,
                                       4.40%, 10/1/04                     $    948,510
A1             AA-           1,000     State of Connecticut STOB,
                                       5.40%, 9/1/10                           968,880
A1             AA-           3,180     State of Connecticut STOB,
                                       6.125%, 9/1/12                        3,273,460
                                                                          ------------
                                                                          $  5,190,850
                                                                          ------------

--------------------------------------------------------------------------------
                      TAX-EXEMPT INVESTMENTS - (continued)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)      PRINCIPAL
                             AMOUNT
               STANDARD        (000
MOODY'S        & POOR'S    OMITTED)    SECURITY                                    VALUE
----------------------------------------------------------------------------------------
                                       STUDENT LOANS - 1.4%

A1             NR           $  455     Connecticut Higher Education
                                       Supplemental Loan Authority
                                       (CHESLA) Revenue Bonds
                                       (AMT), 7.375%, 11/15/05            $    477,313

A1             NR            1,350     CHESLA Revenue Bonds
                                       (AMT), 6.20%, 11/15/09                1,355,279
A1             NR              910     CHESLA Revenue Bonds
                                       (AMT), 7.50%, 11/15/10                  960,141
                                                                          ------------
                                                                          $  2,792,733
                                                                          ------------
                                       TRANSPORTATION - 2.4%

Baa1           A            $4,465     Puerto Rico Highway and
                                       Transportation Authority
                                       Bonds, 5.50%, 7/1/15               $  4,172,900
Baa1           A               500     Puerto Rico Highway and
                                       Transportation Authority
                                       Bonds, 5.50%, 7/1/15                    467,290
                                                                          ------------
                                                                          $  4,640,190
                                                                          ------------
                                       UTILITY - 4.3%

NR             BBB          $1,100     Guam Power Authority
                                       Revenue Bonds, 6.625%,
                                       10/1/14                            $  1,115,015
NR             BBB           3,625     Guam Power Authority
                                       Revenue Bonds, 6.30%,
                                       10/1/22                               3,532,671
NR             NR            3,500     Virgin Islands Water and
                                       Power Authority, Electric
                                       Revenue System Bonds,
                                       7.40%, 7/1/11                         3,646,055
                                                                          ------------
                                                                          $  8,293,741
                                                                          ------------
                                       WATER & SEWER
                                       REVENUE -  2.2%

Aa             AA           $1,250     State of Connecticut Clean
                                       Water Fund Revenue Bonds,
                                       6.00%, 10/1/12                     $  1,286,438
Aa             AA            1,000     State of Connecticut Clean
                                       Water Fund Revenue Bonds,
                                       5.80%, 6/1/16                           996,310
NR             A+            2,225     Connecticut Development
                                       Authority Water Facilities,
                                       (Stamford Water Company),
                                       5.30%, 9/1/28                         2,010,243
                                                                          ------------
                                                                          $  4,292,991
                                                                          ------------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $192,808,845)                                           $191,254,509
                                                                          ============

(1) Security has been segregated to cover margin requirements for open financial futures contracts.


The Portfolio primarily invests in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 30.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 14.2% of total investments.


                       See notes to financial statements

                         NEW JERSEY TAX FREE PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JULY 31, 1995

--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   COGENERATION- 5.0%

NR               NR               $15,750          New Jersey Economic
                                                   Development Authority,
                                                   Vineland Cogeneration
                                                   Limited Partnership, (AMT),
                                                   7.875%, 6/1/19                                     $ 16,904,475
NR               BB+                3,370          New Jersey Economic Devel-
                                                   opment Authority, Trigen-
                                                   Trenton Project, (AMT),
                                                   6.10%, 12/1/04                                        3,346,039
                                                                                                      ------------
                                                                                                      $ 20,250,514
                                                                                                      ------------
                                                   EDUCATION- 3.5%

Baa1             BBB              $ 2,480          New Jersey Educational
                                                   Facilities Authority, Seton
                                                   Hall University, 7.00%,
                                                   7/1/21                                             $  2,618,235
Aa1              AA+                1,000          New Jersey Educational
                                                   Facilities Authority,
                                                   Princeton Theological
                                                   Seminary, 6.375%, 7/1/22                              1,034,580
NR               NR                 8,800          New Jersey State Higher
                                                   Education Assistance Authority,
                                                   (AMT), 0%, 7/1/20                                     3,042,952
NR               BBB-               1,760          Puerto Rico Industrial, Tourist,
                                                   Educational, Medical and
                                                   Environmental Authority,
                                                   Polytechnic University, 5.70%,
                                                   8/1/13                                                1,620,626
NR               BBB-               1,310          Puerto Rico Industrial, Tourist,
                                                   Educational, Medical and
                                                   Environmental Authority,
                                                   Polytechnic University,
                                                   5.50%, 8/1/24                                         1,139,988
R                BBB-               1,000          Puerto Rico Industrial, Tourist,
                                                   Educational, Medical and
                                                   Environmental Authority,
                                                   Polytechnic University,
                                                   6.50%, 8/1/24                                           999,990
A1               AA                 2,500          Rutgers, The State University
                                                   of New Jersey, 6.85%, 5/1/21                          2,658,400
A                AA                 1,000          University of Medicine and
                                                   Dentistry of New Jersey,
                                                   7.20%, 12/1/19                                        1,089,280
                                                                                                      ------------
                                                                                                      $ 14,204,051
                                                                                                      ------------
                                                   ESCROWED - 0.8%

Aaa              AAA              $   870          The City of Newark, New
                                                   Jersey, (AMBAC), 7.375%,
                                                   10/1/07                                            $    985,440
NR               NR                 2,000          County of Passaic, New
                                                   Jersey, 6.70%, 9/1/13                                 2,207,360
                                                                                                      ------------
                                                                                                      $  3,192,800
                                                                                                      ------------
                                                   GENERAL OBLIGATIONS - 13.3%

NR               BBB              $ 9,745          Government of Guam,
                                                   5.40%, 11/15/18                                    $  8,414,515
NR               A+                 5,000          The Hudson County
                                                   Improvement Authority,
                                                   6.625%, 8/1/25                                        5,235,950
Aa1              NR                 3,000          Mercer County Improvement
                                                   Authority Solid Waste, 0%,
                                                   4/1/10                                                1,299,240
Baa1             A                  1,990          Commonwealth of Puerto
                                                   Rico, 6.45%, 7/1/17                                   2,083,530
Baa1             A                  5,000          Commonwealth of Puerto
                                                   Rico, 6.50%, 7/1/23                                   5,234,400
Baa              BBB                5,645          The Commonwealth of
                                                   Puerto Rico Aqueduct
                                                   and Sewer Authority, 7.875%,
                                                   07/1/17                                               6,253,305
Baa1             A                  3,250          Puerto Rico Public
                                                   Buildings Authority, Public
                                                   Education and Health
                                                   Facilities, 5.75%, 7/1/15                             3,119,675
Baa1             A                  5,125          Puerto Rico Public Buildings
                                                   Authority, Public Education
                                                   and Health Facilities, 5.50%,
                                                   7/1/21                                                4,695,730
Baa1             A                  2,075          Puerto Rico Public
                                                   Buildings Authority, Public
                                                   Education and Health
                                                   Facilities, 5.75%, 7/1/16                             1,977,932
NR               NR                14,850          Virgin Islands Public Finance
                                                   Authority, 7.25%, 10/1/18                            15,318,517
                                                                                                      ------------
                                                                                                      $ 53,632,794
                                                                                                      ------------
                                                   HEALTH CARE (NON-
                                                   HOSPITAL) - 3.0%

NR               BBB              $   615          New Jersey Economic
                                                   Development Authority
                                                   Cadbury Corporation, 7.50%,
                                                   7/1/21                                             $    593,875
NR               BBB                  300          New Jersey Economic
                                                   Development Authority
                                                   Cadbury Corporation,
                                                   8.70%, 7/1/07                                           319,896

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   HEALTH CARE (NON-
                                                   HOSPITAL) - (continued)

NR               NR                 1,400          New Jersey Economic
                                                   Development Authority,
                                                   Claremont Health System,
                                                   9.10%, 9/1/22                                         1,465,632
NR               NR                 2,500          New Jersey Economic
                                                   Development Authority
                                                   Victoria Health Corporation,
                                                   7.65%, 1/1/14                                         2,372,700
NR               NR                 4,000          New Jersey Economic
                                                   Development Authority
                                                   Keswick Pines Project,
                                                   8.75%, 1/1/24                                         3,991,120
NR               NR                 3,630          New Jersey Economic
                                                   Development Authority
                                                   Forsgate Project, 8.625%
                                                   6/1/25                                                3,410,857
                                                                                                      ------------
                                                                                                      $ 12,154,080
                                                                                                      ------------
                                                   HOSPITALS - 6.6%

Aa               AAA              $10,790          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Barnert Hospital, (FHA),
                                                   6.80%, 8/1/19                                      $ 11,298,209
A                A-                 2,300          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Atlantic City Medical Center,
                                                   6.80%, 7/1/11                                         2,417,300
Baa1             NR                 3,100          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Deborah Heart and Lung
                                                   Center, 6.30%, 7/1/23                                 3,047,796
Baa              NR                 2,000          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Southern Ocean County
                                                   Hospital, 6.25%, 7/1/23                               1,842,100
A                A-                 9,659          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Chilton Memorial Hospital,
                                                   5.00%, 7/1/13                                         8,175,866
                                                                                                      ------------
                                                                                                      $ 26,781,271
                                                                                                      ------------
                                                   HOUSING - 4.4%

Aa               AA               $ 1,250          New Jersey Building
                                                   Authority, 7.20%,
                                                   6/15/13                                            $  1,357,438
Aa               AA-                2,591          New Jersey Building
                                                   Authority, Garden State
                                                   Savings, 0%, 6/15/10                                  1,105,813
NR               AAA                3,700          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Presidential Plaza, (FHA),
                                                   7.00%, 5/1/30                                         3,832,793
NR               AAA                2,000          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Presidential Plaza, (FHA),
                                                   6.95%, 5/1/13                                         2,084,940
NR               AA+                1,000          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Section 8, 7.10%, 11/1/12                             1,040,920
NR               AA+                1,975          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Section 8, 7.10%, 11/1/11                             2,055,817
NR               AA+                1,250          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Rental Housing, (AMT),
                                                   7.25%, 11/1/22                                        1,287,025
NR               A+                 1,000          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   Rental Housing, (AMT),
                                                   7.10%, 5/1/22                                         1,029,330
NR               A+                 3,715          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   6.60%, 11/1/14                                        3,773,511
Aaa              AAA                  300          Puerto Rico Housing
                                                   Finance Corporation
                                                   Mortgage Revenue(GNMA),
                                                   6.85%, 10/15/23                                         310,209
                                                                                                      ------------
                                                                                                      $ 17,877,796
                                                                                                      ------------
                                                   INDUSTRIAL DEVELOPMENT/
                                                   POLLUTION CONTROL - 5.0%

NR               NR               $ 2,000          Middlesex County Pollution
                                                   Control Financing Authority,
                                                   Amerada Hess Corporation,
                                                   7.875%, 6/1/22                                     $  2,238,020
NR               NR                 4,000          Middlesex County Pollution
                                                   Control Financing Authority,
                                                   Amerada Hess Corporation
                                                   6.875%, 12/1/22                                       4,168,480
Aa1              NR                 3,000          New Jersey Economic
                                                   Development Authority,
                                                   Garden State Paper Company,
                                                   (AMT), 7.125%, 4/1/22                                 3,124,320
NR               NR                 2,000          New Jersey Economic
                                                   Development Authority,
                                                   The Seeing Eye, Inc., 7.30%,
                                                   4/1/11                                                2,123,560
NR               BBB                1,160          New Jersey Economic
                                                   Development Authority
                                                   National Association of
                                                   Accountants, Inc. 7.65%,
                                                   7/1/09                                                1,241,583
NR               AA-                3,300          New Jersey Economic
                                                   Development Authority, Oak
                                                   Grove Associates, 6.125%,
                                                   12/1/06                                               3,401,937

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   INDUSTRIAL DEVELOPMENT/
                                                   POLLUTION CONTROL - (continued)

Baa1             A-                 2,135          New Jersey Economic
                                                   Development Authority
                                                   GATX Terminals Corporation,
                                                   7.30%, 9/1/19                                         2,349,098
Aa3              AA-                1,300          Puerto Rico Industrial,
                                                   Medical and Environmental
                                                   Pollution Control
                                                   Authority, Motorola, Inc.,
                                                   6.75%, 1/1/14                                         1,375,712
                                                                                                      ------------
                                                                                                      $ 20,022,710
                                                                                                      ------------
                                                   INSURED EDUCATION - 0.5%

Aaa              AAA              $ 2,000          New Jersey State Educational
                                                   Facilities Authority Seton Hall
                                                   University, (BIGI), 6.85%,
                                                   7/1/19                                             $  2,106,540
                                                                                                      ------------
                                                   INSURED HOSPITALS - 1.4%

Aaa              AAA              $ 1,310          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Hackensack Medical Center,
                                                   (FGIC), 6.625%, 7/1/17                             $  1,372,631
Aaa              AAA                2,000          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Hackensack Medical Center,
                                                   (FGIC), 6.25%, 7/1/21                                 2,033,380
Aa               AA-                  480          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Cathedral Health Services,
                                                   (MBIA), 7.25%, 2/15/10                                  522,144
Aa               AA-                1,570          New Jersey Health Care
                                                   Facilities Financing Authority,
                                                   Cathedral Health Services,
                                                   (MBIA), 7.25%, 2/15/21                                1,700,059
                                                                                                      ------------
                                                                                                      $  5,628,214
                                                                                                      ------------
                                                   INSURED HOUSING - 1.3%

Aaa              AAA              $ 1,410          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   (MBIA), 7.375%, 10/1/17                            $  1,468,007
Aaa              AAA                1,760          New Jersey Housing and
                                                   Mortgage Finance Agency,
                                                   (AMT), (MBIA), 7.70%,
                                                   10/1/29                                               1,847,402
Aaa              AAA                1,745          Pennsauken Township
                                                   Housing Finance
                                                   Corporation,(MBIA),
                                                   8.00%, 4/1/11                                         1,836,665
                                                                                                      ------------
                                                                                                      $  5,152,074
                                                                                                      ------------
                                                   INSURED LEASE REVENUE - 5.8%

Aaa              AAA              $ 3,900          County of Atlantic, New
                                                   Jersey, Public Facilities
                                                   Lease Agreement,(FGIC),
                                                   6.00%, 3/1/13                                      $  4,011,072
Aaa              AAA                1,750          County of Hudson, New
                                                   Jersey Correctional Facility,
                                                   (MBIA), 6.50%,
                                                   12/1/11                                               1,842,925
Aaa              AAA                6,240          County of Hudson, New
                                                   Jersey Correctional Facility,
                                                   (MBIA), 6.60%,
                                                   12/1/21                                               6,537,648
Aaa              AAA                2,500          County of Hudson, New
                                                   Jersey Improvement Authority,
                                                   Secondary Yield Curve
                                                   Notes, (FGIC), Variable,
                                                   12/1/25 (1)                                           2,507,900
Aaa              AAA                1,800          County of Middlesex, New
                                                   Jersey Certificates of
                                                   Participation, (MBIA),
                                                   6.125%, 2/15/19                                       1,835,622
Aaa              AAA                5,000          New Jersey Builders
                                                   (AMBAC), 5%,
                                                   6/15/13                                               4,506,800
Aaa              AAA                2,225          University of Medicine and
                                                   Dentistry Certificates of
                                                   Participation, (MBIA), 6.75%,
                                                   12/1/09                                               2,359,590
                                                                                                      ------------
                                                                                                      $ 23,601,557
                                                                                                      ------------
                                                   INSURED SOLID WASTE - 0.5%

Aaa              AAA              $ 2,000          The Mercer County
                                                   Improvement Authority,
                                                   Solid Waste Revenue, (AMT),
                                                   (FGIC), 6.70%, 04/1/13                             $  2,118,200
                                                                                                      ------------
                                                   INSURED SPECIAL TAX - 0.8%

Aaa              AAA              $ 3,375          New Jersey Economic
                                                   Development Authority,
                                                   Market Transition Facility,
                                                   (MBIA), 5.875%, 7/1/11                             $  3,386,914
                                                                                                      ------------
                                                   INSURED TRANSPORTATION - 4.1%

Aaa              AAA              $ 2,000          The Delaware River and
                                                   Bay Authority, (MBIA),
                                                   4.75%, 1/1/24                                      $  1,660,900
Aaa              AAA                5,000          New Jersey Turnpike
                                                   Authority ORITESO, (MBIA),
                                                   Variable, 1/1/16 (1)                                  5,744,000
Aaa              AAA                8,450          New Jersey Turnpike
                                                   Authority (MBIA), 6.50%,
                                                   1/1/16                                                9,162,335
                                                                                                      ------------
                                                                                                      $ 16,567,235
                                                                                                      ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUTED)
--------------------------------------------------------------------------------

RATINGS          (UNAUDITED)     PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   INSURED UTILITIES - 3.9%

Aaa              AAA              $ 2,750          New Jersey Economic
                                                   Development Authority,
                                                   New Jersey  American Water
                                                   Co., (AMT), (FGIC), 6.875%,
                                                   11/1/34                                            $  2,912,058
Aaa              AAA               13,500          Salem County, Public Service
                                                   Electric and Gas, (MBIA),
                                                   5.55%, 11/1/33                                       12,629,790
                                                                                                      ------------
                                                                                                      $ 15,541,848
                                                                                                      ------------
                                                   INSURED WATER & SEWER - 5.0%

Aaa              AAA              $ 6,500          Landis New Jersey Sewerage
                                                   Authority, Linked OCARSO,
                                                   (FGIC), 5.65% , 9/19/19                            $  6,248,970
Aaa              AAA                2,500          Middlesex County Utilities
                                                   Authority, Sewer Revenue
                                                   (MBIA), Variable,
                                                   8/15/10 (1)                                           2,645,425
Aaa              AAA                2,000          Township of Monroe, New
                                                   Jersey Municipal Utilities
                                                   Authority (MBIA), 5.50%,
                                                   2/1/17                                                1,882,380
Aaa              AAA                1,250          New Jersey Economic
                                                   Development Authority,
                                                   Middlesex Water Company,
                                                   (AMBAC), 5.20%, 10/1/22                               1,107,550
Aaa              AAA                1,650          New Jersey Economic
                                                   Development Authority,
                                                   Hackensack Water Company,
                                                   (MBIA), 5.80%, 3/1/24                                 1,607,248
Aaa              AAA                1,270          Passaic Valley Water
                                                   Commissioners, (FGIC),
                                                   5.00%, 12/15/22                                       1,100,214
Aaa              AAA                6,130          West New York, New Jersey
                                                   Municipal Utilities Authority,
                                                   (FGIC), 5.125%,
                                                   12/15/17                                              5,480,772
                                                                                                      ------------
                                                                                                      $ 20,072,559
                                                                                                      ------------
                                                   LEASE/CERTIFICATE
                                                   OF PARTICIPATION - 3.7%

Baa1             A-               $   720          County of Atlantic, New
                                                   Jersey Public Facilities Lease
                                                   Agreement, 8.875%,
                                                   1/15/14                                            $    929,902
Baa1             A-                   785          County of Atlantic, New
                                                   Jersey Public Facilities Lease
                                                   Agreement, 8.875%,
                                                   1/15/15                                               1,015,043
A1               NR                 1,000          Township of Bedminster,
                                                   New Jersey Board of
                                                   Education, 7.125%,
                                                   9/1/10                                                1,092,370
Aa               AA-                1,000          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/14                                                1,000,510
Aa               AA-                2,000          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/15                                                2,001,020
Aa               AA-                1,500          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/16                                                1,500,465
Aa               AA-                1,500          Mercer County Improvement
                                                   Authority, Richard J. Hughes
                                                   Justice Complex, 6.05%,
                                                   1/1/17                                                1,500,465
Aa               AA-                5,420          New Jersey Building
                                                   Authority, 5.00%,
                                                   6/15/16                                               4,785,210
NR               A+                 1,000          New Jersey Economic
                                                   Development Authority,
                                                   Performing Arts Center Site
                                                   Acquisition, 6.75%, 6/15/12                           1,049,580
                                                                                                      ------------
                                                                                                      $ 14,874,565
                                                                                                      ------------
                                                   MISCELLANEOUS - 4.0%

A1               A+               $ 1,650          New Jersey Economic
                                                   Development Authority
                                                   Economic Recovery Fund
                                                   0%, 9/15/09                                        $    727,089
A1               A+                 5,500          New Jersey Economic
                                                   Development Authority
                                                   Economic Recovery Fund
                                                   0%, 3/15/13                                           1,911,525
NR               NR                 7,600          New Jersey Sports and
                                                   Exposition Authority,
                                                   Monmouth Park, 8.00%,
                                                   1/1/25                                                8,251,167
Aa               NR                 6,000          New Jersey Sports and
                                                   Exposition Authority,
                                                   5.20%, 1/1/20                                         5,318,580
                                                                                                      ------------
                                                                                                      $ 16,208,361
                                                                                                      ------------
                                                   SOLID WASTE - 6.8%

Baa              NR               $ 3,655          The Atlantic County Utilities
                                                   Authority, Solid Waste Revenue,
                                                   7.125%, 3/1/16                                     $  3,641,001
Ba               BBB+               6,125          Pollution Control Financing
                                                   Authority of Camden
                                                   County, (AMT), 7.50%,
                                                   12/1/09                                               6,237,639
Ba               NR                 5,975          Mercer County Improvement
                                                   Authority, Solid Waste
                                                   System Revenue (AMT),
                                                   0%, 4/1/14                                            1,548,003

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   SOLID WASTE - (continued)

Ba               NR                 6,000          Mercer County Improvement
                                                   Authority, Solid Waste System
                                                   Revenue (AMT), 0%, 4/1/15                             1,445,940
Ba               NR                 3,000          Mercer County Improvement
                                                   Authority, Solid Waste System
                                                   Revenue (AMT), 0%, 4/1/16                               672,510
Ba               NR                 1,500          Passaic County Utilities
                                                   Authority Solid Waste System
                                                   Revenue, 7.00%, 11/15/07                              1,485,795
NR               A-                11,930          Union County, New Jersey
                                                   Utilities Authority, Solid Waste
                                                   Revenue, (AMT), 7.20%,
                                                   6/15/14                                              12,411,376
                                                                                                      ------------
                                                                                                      $ 27,442,264
                                                                                                      ------------
                                                   SPECIAL TAX - 0.2%

Baa1             BBB+             $   550          Puerto Rico Infrastructure
                                                   Financing Authority, 7.90%,
                                                   7/1/07                                             $    607,574
                                                                                                      ------------
                                                   TRANSPORTATION - 15.1%

NR               BBB              $ 1,250          Guam Airport Authority,
                                                   (AMT), 6.60%, 10/1/10                              $  1,263,675
NR               BBB                1,400          Guam Airport Authority,
                                                   6.50%, 10/1/23                                        1,390,886
NR               BBB                2,000          Guam Airport Authority
                                                   (AMT), 6.70%, 10/1/23                                 1,999,740
A1               AA-                3,705          The Port Authority of New
                                                   York and New Jersey, 5.25%,
                                                   7/15/14                                               3,396,706
A1               AA-                9,500          The Port Authority of New
                                                   York and New Jersey,
                                                   7.35%, 10/1/27 (2)                                   10,438,315
A1               AA-                2,645          The Port Authority of New
                                                   York and New Jersey, 6.75%,
                                                   8/1/26                                                2,792,194
A1               AA-                5,000          The Port Authority of New
                                                   York and New Jersey, (AMT),
                                                   6.25%, 1/15/27                                        4,999,750
A1               AA-                9,000          The Port Authority of New
                                                   York and New Jersey, 6.125%,
                                                   6/1/94                                                8,962,560
A1               AA-                5,000          The Port Authority of New
                                                   York and New Jersey,
                                                   5.375%, 3/1/28                                        4,561,400
Baa1             BB                 5,100          The Port Authority of
                                                   New York and New Jersey,
                                                   Delta Air Lines Inc., 6.95%,
                                                   6/1/08                                                5,356,428
Baa1             A                  2,135          Puerto Rico Highway and
                                                   Transportation Authority,
                                                   6.625%, 7/1/12                                        2,216,963
Baa1             A                  3,000          Puerto Rico Highway and
                                                   Transportation Authority,
                                                   5.25%, 7/1/21                                         2,638,110
Baa1             A                  4,100          Puerto Rico Highway and
                                                   Transportation Authority,
                                                   6.625%, 7/1/18                                        4,243,131
Baa3             BB+                5,550          Puerto Rico Port Authority,
                                                   American Airlines, (AMT),
                                                   6.30%, 6/1/23                                         5,386,553
NR               A+                 1,115          South Jersey Port Corpora-
                                                   tion, New Jersey Marine
                                                   Terminal, 6.875%, 1/1/20                              1,147,224
                                                                                                      ------------
                                                                                                      $ 60,793,635
                                                                                                      ------------
                                                   UTILITY - 2.8%

NR               BBB              $   100          Guam Power Authority,
                                                   5.25%, 10/1/13                                     $     88,727
NR               BBB                1,500          Guam Power Authority,
                                                   5.25%, 10/1/23                                        1,267,485
NR               BBB                2,000          Guam Power Authority,
                                                   6.75%, 10/1/24                                        2,031,080
A3               BBB+                 625          New Jersey Economic
                                                   Development Authority,
                                                   Elizabethtown Gas Co.,
                                                   (AMT), 6.75%, 10/1/21                                   632,337
A2               A                  1,455          New Jersey Economic
                                                   Development Authority,
                                                   Natural Gas Facilities,
                                                   (AMT), 7.05%, 3/1/16                                  1,542,387
Baa1             A-                   460          Puerto Rico Electric
                                                   Power Authority,
                                                   7.125%, 7/1/14                                          498,801
NR               NR                 5,105          Virgin Islands Water and
                                                   Power Authority, Electric
                                                   System Revenue, 7.40%,
                                                   7/1/11                                                5,318,032
                                                                                                      ------------
                                                                                                      $ 11,378,849
                                                                                                      ------------
                                                   WATER & SEWER - 2.5%

A1               AA-              $ 2,000          Gloucester County Utilites
                                                   Authority, 6.50%, 1/1/21                           $  2,062,600
A3               A                  3,250          New Jersey Economic
                                                   Development Authority,
                                                   Elizabethtown Water
                                                   Revenue, (AMT), 6.70%,
                                                   8/1/21                                                3,394,853
Aa               AA                 1,400          New Jersey Wastewater
                                                   Treatment Trust,
                                                   7.25%, 5/15/08                                        1,511,230
Aa               AA                 1,000          New Jersey Wastewater
                                                   Treatment Trust, 6.875%,
                                                   6/15/09                                               1,090,310

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)             PRINCIPAL
                                    AMOUNT
                 STANDARD             (000
MOODY'S          & POOR'S         OMITTED)         SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------
                                                   WATER & SEWER - (continued)

Aa               AA                   250          New Jersey Wastewater
                                                   Treatment Trust, 7.00%,
                                                   6/15/10                                                 273,342
Aa               AA                 1,000          New Jersey Wastewater
                                                   Treatment Trust, 6.00%
                                                   7/1/10                                                1,022,020
A1               AA                   500          The Somerset Raritan
                                                   Valley Sewerage Authority
                                                   6.75%, 7/1/10                                           534,655
                                                                                                      ------------
                                                                                                      $  9,889,010
                                                                                                      ------------

TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $389,842,758)                                                                       $403,485,415
                                                                                                      ============


(1) The above designated securites have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio primarily invests in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 27.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.1% to 14.5% of total investments.


                       See notes to financial statements.

                        PENNSYLVANIA TAX FREE PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JULY 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)     PRINCIPAL
                           AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)          SECURITY                                VALUE
----------------------------------------------------------------------------------------
                                           COGENERATION - 5.3%
NR       NR               $12,000          Pennsylvania Economic
                                           Development Authority,
                                           Northampton Generating
                                           Project, (AMT), 6.50%,
                                           1/1/13                             $11,599,320

NR       BBB-               9,000          Pennsylvania Economic
                                           Development Authority,
                                           Colver Project,(AMT),
                                           7.125%, 12/1/15                      9,437,490

NR       BBB-               5,000          Pennsylvania Economic
                                           Development Authority,
                                           Colver Project, (AMT),
                                           7.15%, 12/1/18                       5,212,250
                                                                              -----------
                                                                              $26,249,060
                                                                              -----------
                                           EDUCATION -5.3%

NR       BBB              $ 4,865          Erie Higher Education
                                           Building Authority, Mercy-
                                           hurst College, 5.75%,
                                           3/15/20                            $ 4,370,132

Baa1     NR                 1,500          Latrobe, Saint Vincent
                                           College, 6.75%, 5/1/24
                                                                                1,535,460
NR       AAA                2,000          Lehigh County, Allentown
                                           College of St. Francis, 6.75%,
                                           12/15/12                             2,129,440

Aa       AA                 3,700          Pennsylvania, University
                                           of Pennsylvania, 6.625%,
                                           1/1/17                               3,733,041

NR       A-                 4,225          Scranton-Lackawanna,
                                           Pennsylvania University,
                                           University of Scranton,
                                           6.40%, 3/1/07                        4,368,185

NR       AA                 9,700          Swarthmore Borough,
                                           Swathmore College, 6.00%,
                                           9/15/20                              9,649,366
                                                                              -----------
                                                                              $25,785,624
                                                                              -----------
                                           ESCROWED - 6.5%

Aaa      AAA              $ 5,600          Berks County, GO, (FGIC),
                                           Variable, 11/15/20(1)              $ 6,412,000

Aaa      A-                 1,750          Chester County, HEFA,
                                           Bryn Mawr Hospitals, 6.75%,
                                           7/1/14                               1,990,468

Aaa      AAA                3,195          Derry Township School
                                           District, GO, (AMBAC),
                                           6.20%, 9/1/08                        3,430,951

Aaa      AAA                2,000          Doylestown Hospital
                                           Authority, Doylestown
                                           Hospital, (AMBAC), 6.90%,
                                           7/1/19                               2,219,120

Aaa      AAA                1,405          Lycoming County, GO,
                                           (FGIC), 6.40%, 8/15/11               1,540,765

Aaa      AAA                  945          Lycoming County, GO,
                                           (FGIC), 6.40%, 8/15/11               1,036,315

NR       A-                 1,000          Pennsylvania, HEFA, Elizabeth
                                           College, 7.25%, 6/15/11              1,150,140

NR       A-                 6,900          Pennsylvania IDA, Economic
                                           Development, 7.00%, 1/1/11           7,853,649

NR       A-                 5,155          Philadelphia, Hospital and
                                           Higher Education Facility
                                           Authority, Presbyterian
                                           Medical Center, 6.50%,
                                           12/1/11                              5,646,684

Aaa      AAA                  500          York County Hospital
                                           Authority, York Hospital,
                                           (AMBAC), 7.00%, 7/1/21                 565,985
                                                                              -----------
                                                                              $31,846,077
                                                                              -----------
                                           GENERAL OBLIGATIONS - 4.8%

NR       A                $ 4,725          Chester Upland School
                                           District, 6.375%, 9/1/12           $ 4,828,383

NR       A                  3,000          Chester Upland School
                                           Distict, 6.375%, 9/1/21              3,038,070

A1       AA-                  465          Commonwealth of Penn-
                                           sylvania, 6.75%, 1/1/07                498,182

A1       AA-                  500          Commonwealth of Penn-
                                           sylvania, 6.75%, 1/1/08                534,465

A1       AA-                5,435          Commonwealth of Penn-
                                           sylvania, 6.50%,
                                           11/1/09                              5,729,251

A1       AA-                2,000          Commonwealth of Penn-
                                           sylvania, 6.375%,
                                           9/15/12                              2,074,740

NR       A                  3,000          Dauphin County,
                                           6.90%, 6/2/26                        3,166,320

A1       A+                 2,050          Lower Providence Township
                                           Sewer Authority Guaranteed,
                                           6.75%, 5/01/22                       2,142,066

NR       A                  1,950          McKeesport Area School
                                           District, 5.00%, 4/1/13              1,741,194
                                                                              -----------
                                                                              $23,752,671
                                                                              -----------
                                           HOSPITALS - 22.6%

NR       AAA              $ 2,470          Allegheny County, IDA, Presby-
                                           terian Medical Center, 6.75%,
                                           2/1/26                             $ 2,548,842

NR       A-                 4,000          Butler County IDA, Sherwood
                                           Oaks, 5.75%, 6/1/16                  3,588,520

NR       AA-               12,000          Chester County, HEFA, (Main
                                           Line Health System), 5.50%,
                                           5/15/15                             11,139,000


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)     PRINCIPAL
                           AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)          SECURITY                                VALUE
----------------------------------------------------------------------------------------
                                             HOSPITALS - continued

Baa      BBB                2,000            Dauphin County Hospital
                                             Authority, Community General
                                             Osteopathic Hospital, 7.375%,
                                             6/1/16                             2,085,880

NR       A-                10,250            Delaware County, Riddle
                                             Memorial Hospital, 6.50%,
                                             1/1/22                             9,813,863

NR       NR                 4,755            Hazelton Luzerne County,
                                             Saint Joseph Medical Center,
                                             8.375%, 7/1/12                     4,892,895

Baa1     NR                 2,670            Indiana County Hospital
                                             Authority, Indiana Hospital,
                                             7.125%, 7/1/23                     2,689,838

NR       BBB+               3,500            Lebanon County, Good
                                             Samaritan Hospital, 6.00%,
                                             11/15/18                           3,148,285

Baa1     A                  3,250            Lehigh County, Muhlenberg
                                             Hospital, 6.60%, 7/15/22           3,233,620

NR       BBB-               5,405            McKean County Hospital
                                             Authority, Bradford Hospital,
                                             6.10%, 10/1/20                     4,591,115

NR       BBB+               2,615            Montgomery County, Potts-
                                             town Medical Center, 6.875%,
                                             11/15/20                           2,597,558

A1       A+                   500            PA Hospital and Higher
                                             Education Facility Authority,
                                             Allegheny General Hospital,
                                             7.25%, 9/1/17                        536,535

A        BBB+               8,500            PA Hospital and Higher
                                             Education Facility Authority,
                                             Albert Einstein Medical Center,
                                             7.625%, 4/1/11                     9,054,965

Baa1     BBB+              12,800            PA Hospital and Higher
                                             Education Facility Authority,
                                             Graduate Health System,
                                             6.625%, 7/01/21                   12,228,480

Aa       AA                 4,500            PA Hospital and Higher
                                             Education Facility Authority,
                                             Children's Hospital, 5.50%,
                                             2/15/22                            4,125,060

Baa1     A-                10,515            PA Hospital and Higher
                                             Education Facility Authority,
                                             Temple University Hospital,
                                             6.625%, 11/15/23                  10,517,418

Aa       AA                10,200            PA Hospital and Higher
                                             Education Facility Authority,
                                             Children's Hospital, 5.00%,
                                             2/15/21                            8,745,276

Aa       NR                 4,750            Pottsville, Hospital Authority,
                                             Daughters of Charity, 5.00%,
                                             8/15/12                            4,238,093


Baa      NR                 4,115            Somerset County, Hospital
                                             Authority, Somerset County,
                                             Somerset Community Hospital
                                             Project, 6.750%, 3/1/11            3,950,359

A        NR                 7,000            Washington County, Hospital
                                             Authority, Monongahela Valley
                                             Hospital, 6.75%, 12/1/08           7,324,310
                                                                             ------------
                                                                             $111,049,912
                                                                             ------------

                                             HOUSING -12.3%

NR       AAA              $ 1,000            Bucks County, Mortgage
                                             Revenue Bonds, Warminster
                                             Heights Project, Section 8-A,
                                             6.80%, 8/1/12                   $  1,029,520

NR       NR                 2,680            Chester County, IDA, 8.05%,
                                             1/1/24                             2,688,120

A1       A+                 3,000            Pennsylvania HFA MF, 7.60%,
                                             7/1/13                             3,210,330

Aaa      NR                 3,000            Philadelphia Redevelopment
                                             Authority, MF, 6.95%,
                                             5/15/24                            3,102,450

Aaa      NR                 2,175            Allegheny County Residential
                                             Finance Authority, SMFR,
                                             (GNMA), 7.15%, 6/1/17              2,212,410

Aa       AA                 5,700            Pennsylvania HFA SFMR,
                                             (AMT), 6.75%, 4/1/16               5,816,451

Aa       AA                 3,730            Pennsylvania HFA SFMR,
                                             6.90%, 4/1/17                      3,834,627

Aa       AA                 4,000            Pennsylvania HFA SFMR,
                                             6.85%, 4/1/16                      4,099,080

Aa       AA                   300            Pennsylvania HFA SFMR,
                                             7.40%, 10/1/09                       313,026

Aa       AA                   770            Pennsylvania HFA SFMR,
                                             7.20%, 10/1/11                       809,124

Aa       AA                   695            Pennsylvania HFA SFMR,
                                             7.375%, 10/1/16                      720,048

Aa       AA                 1,000            Pennsylvania HFA SFMR,
                                             (AMT), Variable, 10/1/23(1)        1,059,990

Aa       AA                 5,500            Pennsylvania HFA SFMR,
                                             (AMT), 6.85%, 4/1/25               5,637,280

Aa       AA                 8,350            Pennsylvania HFA SFMR,
                                             (AMT), 7.50%, 10/1/25              8,868,034

Aa       AA                10,000            Pennsylvania HFA SFMR,
                                             (AMT), 6.65%, 10/01/21            10,177,400

A1       A                  4,235            Urban Redevelopment Authority
                                             of Pittsburgh Mortgage Revenue
                                             Bonds, (AMT), 7.10%,
                                             4/1/24                             4,259,563

A1       A                    265            Urban Redevelopment Authority
                                             of Pittsburgh, 7.45%, 4/1/10         278,663

A1       A                  1,000            Urban Redevelopment Authority
                                             of Pittsburgh Mortgage Revenue
                                             Bonds, 7.125%, 4/1/15              1,040,790


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)     PRINCIPAL
                           AMOUNT
         STANDARD            (000
MOODY'S  & POOR'S        OMITTED)          SECURITY                                VALUE
----------------------------------------------------------------------------------------
                                             HOUSING - continued

A1       A                  1,055            Urban Redevelopment Authority
                                             of Pittsburgh Mortgage Revenue
                                             Bonds, (AMT), 7.40%,
                                             4/1/24                             1,096,630
                                                                              -----------
                                                                              $60,253,536
                                                                              -----------

                                             INDUSTRIAL DEVELOPMENT
                                             AUTHORITY - 8.7%

A3       A                $ 6,950            Butler County IDA, Witco
                                             Corporation Project, 5.85%,
                                             12/1/23                          $ 6,573,449

NR       BBB                1,005            Clearfield County IDA,
                                             Kmart Corporation, 6.80%,
                                             5/15/07                            1,030,095

NR       A+                 4,000            Franklin County IDA,
                                             Corning Incorporated, 6.25%,
                                             8/1/05                             4,206,280

NR       AAA                8,750            Mercer County IDA, Hillcrest
                                             Nursing Center, 0%,
                                             1/15/13                            2,475,375

A2       A                 12,000            New Morgan IDA, New
                                             Morgan Landfill, (AMT),
                                             6.50%, 4/1/19                     12,155,040

Baa2     BBB-               5,000            Pennsylvania, IDA, Macmil-
                                             liam Project, (AMT), 7.60%,
                                             12/1/20                            5,385,950

Baa1     BBB+               4,450            Pennsylvania, IDA, Sun
                                             Company Project, (AMT),
                                             7.60%, 12/1/24                     4,807,868

A2       A                  6,025            Washington County IDA, West
                                             Penn Power, 6.05%, 4/1/14          5,964,630
                                                                              -----------
                                                                              $42,598,687
                                                                              -----------

                                             INSURED AIRPORTS - 1.2%

Aaa      AAA              $ 6,000            Philadelphia Airport, (AMBAC),
                                             (AMT), 6.00%, 6/15/15            $ 5,903,760
                                                                              -----------
                                             INSURED EDUCATION - 1.1%

Aaa      AAA              $ 2,500            Pennsylvania Higher Education
                                             Assistance Agency Student Loan
                                             Revenue Bonds, (AMBAC),
                                             (AMT), 7.15%, 9/1/21             $ 2,639,200

Aaa      AAA                1,500            Pennsylvania Higher Education
                                             Assistance Agency Student
                                             Loan Revenue Bonds, (AMBAC),
                                             (AMT), Variable, 3/1/22 (1)        1,441,965

Aaa      AAA                  700            Pennsylvania Higher Education
                                             Assistance Agency Student Loan
                                             Revenue Bonds, (AMBAC),
                                             (AMT), Variable, 9/1/26(1)           744,744

Aaa      AAA                  800            Pennsylvania Higher Education
                                             Assistance Agency Student Loan
                                             Revenue Bonds, (AMBAC),
                                             (AMT), 6.40%, 3/1/22                 808,712
                                                                              -----------
                                                                              $ 5,634,621
                                                                              -----------
                                             INSURED GENERAL
                                             OBLIGATION - 3.0%

Aaa      AAA              $ 1,750            Deer Lakes School District,
                                             (MBIA), 6.45%, 1/15/19           $ 1,792,210

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%,
                                              9/1/20                              454,701

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/21         427,230

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/22         401,407

Aaa      AAA                2,170            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/23         377,168

Aaa      AAA                4,345            Elizabeth Forward School
                                             District, (MBIA), 0%, 9/1/24         709,582

Aaa      AAA                1,460            Haverford School District,,
                                             (FGIC), 6.125%, 6/1/14             1,477,199

Aaa      AAA                4,500            Keystone Oaks School District,
                                             (AMBAC), Variable,
                                             9/1/16 (1)                         4,348,170

Aaa      AAA                1,430            Mars Area School District,
                                             (MBIA), 0%, 3/1/14                   474,245

Aaa      AAA                  655            Rochester Area School District,
                                             (AMBAC), 0%, 5/1/10                  278,703

Aaa      AAA                2,795            Venango County, (AMBAC),
                                             6.30%, 12/1/19                     2,850,453

Aaa      AAA                1,000            West Allegheny County School
                                             District, (AMBAC), 6.60%,
                                             2/1/09                             1,034,210
                                                                              -----------
                                                                              $14,625,278
                                                                              -----------
                                             INSURED HOSPITAL - 7.1%

Aaa      AAA              $ 1,170            Allegheny County, Children's
                                             Hospital of Pittsburgh, (MBIA),
                                             6.75%, 7/1/08                    $ 1,234,175

Aaa      AAA                3,750            Allegheny County, Magee-
                                             Womens Hospital, (FGIC), 0%,
                                             10/1/15                            1,114,425

Aaa      AAA                1,400            Armstrong County Saint Francis
                                             Health Care, (AMBAC), 6.25%,
                                             6/1/13                             1,430,296

Aaa      AAA                2,500            Armstrong County Saint Francis
                                             Health Care, (AMBAC), 6.00%,
                                             8/15/08                            2,557,425

Aaa      AAA                4,400            Bucks County, IDA, Grand View

                                             Hospital, (AMBAC), 5.25%,
                                             7/1/21                             3,889,864


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)  PRINCIPAL
-------------------     AMOUNT
           STANDARD       (000
MOODY'S    & POOR'S   OMITTED)   SECURITY                                  VALUE
--------------------------------------------------------------------------------
                                 INSURED HOSPITAL - continued
Aaa           AAA         775    Carbon County, Gnaden Memorial
                                 Hospital, (AMBAC), 7.00%,
                                 11/15/14                                825,243
Aaa           AAA         750    Erie County Hospital Authority,
                                 Harlot Medical Center,
                                 (AMBAC), 7.10%, 2/15/10                 811,313
Aaa           AAA         230    Lehigh County Health East,
                                 Incorporated, (MBIA), 7.00%,
                                 7/1/15                                  244,801

Aaa           AAA       5,000    Lehigh County, St. Luke's
                                 Hospital, (AMBAC), 6.25%,
                                 7/1/22                                5,091,850

Aaa           AAA       1,000    Montgomery County, Abington
                                 Memorial Hospital, (AMBAC),
                                 Variable, 6/1/11(1)                   1,111,250

Aaa           AAA       5,000    Philadelphia Hospital and Higher
                                 Education, Pennsylvania Hospital,
                                 (FGIC), Variable, 2/15/12 (1)         4,368,500
Aaa           AAA       3,500    Sayre Health Care Facilities
                                 Authority, Guthrie Healthcare
                                 System, (AMBAC), 6.00%,
                                 3/1/21                                3,490,690

Aaa           AAA       1,500    Scranton-Lackawanna, Mercy
                                 Health Systems, (MBIA),
                                 6.90%, 1/1/23                         1,577,370

Aaa           AAA       7,500    Washington County, Shadyside
                                 Hospital, (AMBAC), 5.75%,
                                 12/15/14                              7,277,924
                                                                    ------------
                                                                    $ 35,025,126
                                                                    ------------

                                 INSURED LEASE - 4.1%
Aaa           AAA      $4,595    Harrisburg Authority, Dauphin
                                 County, Lease Revenue, (CGIC),
                                 6.25%, 6/1/10                      $  4,904,335
Aaa           AAA       3,000    Northumberland County,
                                 Lease Revenue, (MBIA), 0%,
                                 10/15/12                              1,109,040

Aaa           AAA       5,600    Philadelphia Muni Authority
                                 Lease Revenue, (FGIC),
                                 5.625%, 11/15/18                      5,317,592

Aaa           AAA      10,000    Commonwealth of Pennsylvania,
                                 Lease Revenue, (AMBAC),
                                 5.00%, 7/1/15                         8,751,600
                                                                    ------------
                                                                    $ 20,082,567
                                                                    ------------

                                 INSURED UTILITIES - 3.9%
Aaa           AAA      $4,000    Beaver County IDA, Ohio
                                 Edison Company, (FGIC),
                                 7.00%, 6/1/21                      $  4,270,880

Aaa           AAA      10,000    Beaver County IDA, Ohio
                                 Edison Company, (FGIC),
                                 7.05%, 10/1/20                       10,708,500

Aaa           AAA       3,800    Puerto Rico Electric Power
                                 Authority, (FSA), Variable,
                                 7/1/02 (1)                            4,116,578
                                                                    ------------
                                                                    $ 19,095,958
                                                                    ------------

                                 INSURED WATER & SEWER - 6.2%
Aaa           AAA      $2,750    Allegheny County, Sewer
                                 Revenue, (FGIC), 0%,
                                 12/1/08                            $  1,296,845

Aaa           AAA       9,000    Bethlehem Authority, Northampton
                                 and Lehigh Counties, Water
                                 Revenue Bonds, (MBIA),
                                  4.875%,11/15/14                      7,805,070

Aaa           AAA       2,500    City of Philadelphia, Water
                                 and Wastewater, (FGIC),
                                 Variable, 6/15/12(1)                  2,350,000

Aaa           AAA       9,000    City of Philadelphia, Water
                                 and Wastewater, (CGIC),
                                 5.50%, 6/15/15                        8,441,280

Aaa           AAA       2,460    City of Philadelphia, Water
                                 and Wastewater, (CGIC), 5.00%,
                                 6/15/16                               2,145,440
Aaa           AAA       8,920    City of Philadelphia, Water and
                                 Wastewater, (MBIA), 5.60%,
                                 8/1/18                                8,435,555
                                                                    ------------
                                                                    $ 30,474,190
                                                                    ------------

                                 MISCELLANEOUS - 3.8%
NR            AA         $870    Pennsylvania Infrastructure
                                 Investment Authority, Pennvest,
                                 6.80%, 9/1/10                      $    922,487

NR            A        16,950    Pennsylvania Finance Authority,
                                 Beaver County, 6.60%,
                                 11/1/09                              17,744,277
                                                                    ------------
                                                                    $ 18,666,764
                                                                    ------------

                                 NURSING HOMES - 1.3%
NR            NR       $3,500    Montgomery County IDA,
                                 Geriatric Health Care Institute,
                                 8.375%, 7/1/23                     $  3,493,910
NR            NR        1,460    Westmoreland County IDA,
                                 Highland Health System,
                                 9.25%, 6/1/22                         1,517,860

NR            NR        1,190    Philadelphia Hospital and
                                 Higher Education Facilities
                                 Authority, Philadelphia
                                 Protestant, 8.625%, 7/1/21            1,200,995
                                                                    ------------
                                                                    $  6,212,765
                                                                    ------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS (UNAUDITED)  PRINCIPAL
-------------------     AMOUNT
           STANDARD       (000
MOODY'S    & POOR'S   OMITTED)   SECURITY                                  VALUE
--------------------------------------------------------------------------------
                                 SPECIAL TAX REVENUE - 0.1%
Baa1          BBB+       $500    Puerto Rico Special Tax
                                 Revenue, 7.50%, 7/1/09             $    535,485
                                                                    ------------

                                 TRANSPORTATION - 0.3%
Baa1          A        $1,500    Puerto Rico Commonwealth
                                 Highway, 5.50%, 7/1/13             $  1,415,115
                                                                    ------------

                                 UTILITIES - 2.2%
Baa3          BB+        $500    Beaver County, IDA, Ohio
                                 Edison Company, 7.75%,
                                 9/1/24                             $    524,550

Baa1          BBB+      3,250    Delaware County, IDA,
                                 Philadelphia Electric Company,
                                 7.375%, 4/1/21                        3,462,745
Baa1          BBB+      4,070    Montgomery County, IDA,
                                 Philadelphia Electric Company,
                                 (AMT), 7.60%, 4/1/21                  4,337,358

Baa1          A-        3,370    Puerto Rico Electric Power
                                 Authority Power Revenue,
                                 0%, 7/1/17                              863,866

NR            NR        1,500    Virgin Islands Water and
                                 Power Authority, 7.40%,
                                 7/1/11                                1,562,595
                                                                    ------------
                                                                    $ 10,751,114
                                                                    ------------

                                 WATER & SEWER
                                 REVENUE - 0.2%
Baa1          A        $1,000    Puerto Rico Aqueduct and
                                 Sewer Authority, 7.90%,
                                 7/1/07                             $  1,109,020
                                                                    ------------
TOTAL TAX-EXEMPT INVESTMENTS
(IDENTIFIED COST, $477,086,127)                                     $491,067,330
                                                                    ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio primarily invests in debt securities issued by Pennsylvania municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 30.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 12.5% of total investments.

                        See notes to financial statements

                               TAX FREE PORTFOLIOS
                              FINANCIAL STATEMENTS
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                  July 31, 1995
--------------------------------------------------------------------------------

                                                                   CONNECTICUT       NEW JERSEY        PENNSYLVANIA
                                                                    PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   -----------       -----------       ------------
ASSETS:
   Investments -

      Identified cost                                             $192,808,845       $389,842,758      $477,086,127
      Unrealized appreciation (depreciation)                        (1,554,336)        13,642,657        13,981,203
                                                                  ------------       ------------      ------------
         Total investments, at value (Note 1A)                    $191,254,509       $403,485,415      $491,067,330
   Cash                                                              1,592,566          1,075,446         4,181,885
   Receivable for investments sold                                           -          3,861,470            30,000
   Interest receivable                                               2,509,768          5,337,412         6,962,611
   Deferred organization expenses (Note 1D)                              6,823             11,270            13,558
                                                                  ------------       ------------      ------------
            Total assets                                          $195,363,666       $413,771,013      $502,255,384
                                                                  ------------       ------------      ------------

LIABILITIES:
   Payable for investments purchased                             $           -       $  2,654,715     $           -
   Payable for daily variation margin on open
      financial futures contracts (Note 1E)                             77,031             66,406                 -
   Payable to affiliates -
      Trustees' fees                                                       919              1,406             1,713
      Custodian fees                                                     3,823              5,883                 -
   Accrued expenses                                                      6,104              4,181             3,367
                                                                  ------------       ------------      ------------
            Total liabilities                                     $     87,877       $  2,732,591      $      5,080
                                                                  ------------       ------------      ------------
NET ASSETS applicable to investors' interest in Portfolio         $195,275,789       $411,038,422      $502,250,304
                                                                  ============       ============      ============

SOURCES OF NET ASSETS:
   Net proceeds from capital contributions and withdrawals        $196,718,666       $397,350,461      $488,269,101
   Unrealized appreciation (depreciation) of investments and
      financial futures contracts (computed
      on the basis of identified cost)                              (1,442,877)        13,687,961        13,981,203
                                                                  ------------       ------------      ------------
            Total                                                 $195,275,789       $411,038,422      $502,250,304
                                                                  ============       ============      ============


                        See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                                 CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                  PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                 -----------       -----------        ------------
INVESTMENT INCOME (NOTE 1B):
   Interest income                                               $12,024,017       $ 26,778,322       $ 33,140,571
                                                                 -----------       ------------       ------------
Expenses -
      Investment adviser fee (Note 2)                            $   835,605       $  1,944,340       $  2,416,419
      Compensation of Trustees not members of the
         Investment Adviser's organization (Note 2)                   17,185             14,740             20,013
      Custodian fees (Note 2)                                         48,135             91,170                  -
      Interest expense (Note 5)                                       55,056             38,870             11,820
      Legal and accounting services                                   27,771             35,317             38,577
      Bond Pricing                                                    15,577             18,054             15,974
      Amortization of organization expenses (Note 1D)                  2,620              4,464              5,278
      Printing and postage                                               552                  -                  -
      Registration costs                                                 125                125                125
      Miscellaneous                                                   15,780              8,434              8,815
                                                                 -----------       ------------       ------------
         Total expenses                                          $ 1,018,406       $  2,155,514       $  2,517,021
                                                                 -----------       ------------       ------------
               Net investment income                             $11,005,611       $ 24,622,808       $ 30,623,550
                                                                 -----------       ------------       ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss -
      Investment transactions (identified cost basis)            $(2,556,284)      $(13,015,045)      $(13,832,451)
      Financial futures contracts                                 (2,778,750)        (4,759,465)        (6,462,533)
                                                                 -----------       ------------       ------------
               Net realized loss on investments                  $(5,335,034)      $(17,774,510)      $(20,294,984)
                                                                 -----------       ------------       ------------

   Change in unrealized appreciation -
      Investments                                                $ 3,995,907       $ 15,570,319       $ 16,678,284
      Financial futures contracts                                    537,717          1,061,635          2,323,941
                                                                 -----------       ------------       ------------
         Net unrealized appreciation of investments              $ 4,533,624       $ 16,631,954       $ 19,002,225
                                                                 -----------       ------------       ------------
            Net realized and unrealized loss on investments      $  (801,410)      $ (1,142,556)      $ (1,292,759)
                                                                 -----------       ------------       ------------
               Net increase in net assets from operations        $10,204,201       $ 23,480,252       $ 29,330,791
                                                                 ===========       ============       ============


                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                                          CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                           PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                                          -----------       -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                              $ 11,005,611       $ 24,622,808       $  30,623,550
      Net realized loss on investment transactions                         (5,335,034)       (17,774,510)        (20,294,984)
      Change in unrealized appreciation of investments                      4,533,624         16,631,954          19,002,225
                                                                         ------------       ------------       -------------
         Net increase in net assets from operations                      $ 10,204,201       $ 23,480,252       $  29,330,791
                                                                         ------------       ------------       -------------
   Capital transactions -
      Contributions                                                      $ 25,911,862       $ 43,487,001       $  38,709,755
      Withdrawals                                                         (32,878,239)       (79,782,847)       (102,576,381)
                                                                         ------------       ------------       -------------
         Decrease in net assets resulting from capital transactions      $ (6,966,377)      $(36,295,846)      $ (63,866,626)
                                                                         ------------       ------------       -------------
            Total increase (decrease) in net assets                      $  3,237,824       $(12,815,594)      $ (34,535,835)
NET ASSETS:
   At beginning of year                                                   192,037,965        423,854,016         536,786,139
                                                                         ------------       ------------       -------------
   At end of year                                                        $195,275,789       $411,038,422       $ 502,250,304
                                                                         ============       ============       =============


                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1994*
--------------------------------------------------------------------------------

                                                                          CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                           PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                                          -----------       -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                              $  8,098,918       $ 19,598,942       $ 25,052,308
      Net realized gain (loss) on investment transactions                     610,531          1,931,832         (1,606,336)
      Change in unrealized depreciation of investments                    (15,885,963)       (34,629,145)       (41,094,537)
                                                                         ------------       ------------       ------------
         Net decrease in net assets from operations                      $ (7,176,514)      $(13,098,371)      $(17,648,565)
                                                                         ------------       ------------       ------------
   Capital transactions -
      Contributions                                                      $ 55,286,988       $ 95,610,275       $113,666,177
      Withdrawals                                                         (15,920,869)       (52,334,675)       (56,232,111)
                                                                         ------------       ------------       ------------
         Increase in net assets resulting from capital transactions      $ 39,366,119       $ 43,275,600       $ 57,434,066
                                                                         ------------       ------------       ------------
            Total increase in net assets                                 $ 32,189,605       $ 30,177,229       $ 39,785,501

Net Assets:

   At beginning of period                                                 159,848,360        393,676,787        497,000,638
                                                                         ------------       ------------       ------------
   At end of period                                                      $192,037,965       $423,854,016       $536,786,139
                                                                         ============       ============       ============


*  For the ten months ended July 31, 1994 (Note 7).

--------------------------------------------------------------------------------
                         Year Ended September 30, 1993*
--------------------------------------------------------------------------------

                                                                          CONNECTICUT       NEW JERSEY         PENNSYLVANIA
                                                                           PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                          -----------       -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                              $  4,491,010       $ 12,599,045       $ 16,036,467
      Net realized gain (loss) on investment transactions                    (369,709)           108,306          2,426,891
      Change in unrealized appreciation of investments                      8,422,527         20,473,018         21,996,791
                                                                         ------------       ------------       ------------
         Net increase in net assets from operations                      $ 12,543,828       $ 33,180,369       $ 40,460,149
                                                                         ------------       ------------       ------------
   Capital transactions -
      Contributions                                                      $187,818,789       $409,889,770       $536,041,409
      Withdrawals                                                         (40,614,277)       (49,493,372)       (79,600,940)
                                                                         ------------       ------------       ------------
         Increase in net assets resulting from capital transactions      $147,204,512       $360,396,398       $456,440,469
                                                                         ------------       ------------       ------------
            Total increase in net assets                                 $159,748,340       $393,576,767       $496,900,618

NET ASSETS:
   At beginning of period                                                     100,020            100,020            100,020
                                                                         ------------       ------------       ------------
   At end of period                                                      $159,848,360       $393,676,787       $497,000,638
                                                                         ============       ============       ============


* For the period from the start of business, February 1, 1993, to September 30, 1993.

                        See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                   CONNECTICUT PORTFOLIO
                                                                                        YEAR ENDED
                                                                 -----------------------------------------------------------
                                                                 JULY 31, 1995        JULY 31, 1994*        SEPT. 30, 1993**
                                                                 ----------------------------------------------------------
RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
    Net expenses                                                      0.53%                0.47%+                  0.46%+
    Net investment income                                             5.77%                5.40%+                  5.45%+
PORTFOLIO TURNOVER                                                      29%                  10%                     10%
NET ASSETS, end of period (000 omitted)                             $195,276              $192,038               $159,848

--------------------------------------------------------------------------------


                                                                                   NEW JERSEY PORTFOLIO
                                                                                        YEAR ENDED
                                                                 -----------------------------------------------------------
                                                                 JULY 31, 1995        JULY 31, 1994*        SEPT. 30, 1993**
                                                                 -----------------------------------------------------------
RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
    Net expenses                                                      0.52%                0.50%+                  0.50%+
    Net investment income                                             5.96%                5.62%+                  5.67%+
PORTFOLIO TURNOVER                                                      54%                  25%                     12%
NET ASSETS, end of period (000 omitted)                             $411,038              $423,854               $393,677

--------------------------------------------------------------------------------

                                                                                  PENNSYLVANIA PORTFOLIO
                                                                                        YEAR ENDED
                                                                 -----------------------------------------------------------
                                                                 JULY 31, 1995        JULY 31, 1994*        SEPT. 30, 1993**
                                                                 -----------------------------------------------------------
RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
    Net expenses                                                      0.49%                0.48%+                  0.50%+
    Net investment income                                             6.02%                5.66%+                  5.71%+
PORTFOLIO TURNOVER                                                      44%                  21%                     17%
NET ASSETS, end of period (000 omitted)                             $502,250              $536,786               $497,001

+  Annualized.

*  For the ten months ended July 31, 1994 (Note 7).

** For the period from the start of business, February 1, 1993, to September 30, 1993.

                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

Connecticut Tax Free Portfolio ("Connecticut Portfolio"), New Jersey Tax Free Portfolio ("New Jersey Portfolio") and Pennsylvania Tax Free Portfolio ("Pennsylvania Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years beginning on the date each Portfolio commenced operations.

E. FINANCIAL FUTURES CONTRACTS - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G. OTHER - Investment transactions are accounted for on a trade date basis.

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

For the year ended July 31, 1995 each Portfolio paid advisory fees as follows:

PORTFOLIO                          AMOUNT                 EFFECTIVE RATE*
---------                          ------                 ---------------
Connecticut                      $  835,605                    0.44%
New Jersey                        1,944,340                    0.47%
Pennsylvania                      2,416,419                    0.48%

*  Advisory fees paid as a percentage of average daily net assets.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 1995, no significant amounts have been deferred.

(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended July 31, 1995, were as follows:

              CONNECTICUT PORTFOLIO    NEW JERSEY PORTFOLIO    PENNSYLVANIA PORTFOLIO
              ---------------------    --------------------    ----------------------
Purchases          $55,774,738             $219,433,205             $220,102,046
Sales               58,525,219              237,114,073              264,136,096

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1995, as computed on a federal income tax basis, are as follows:

                                                   CONNECTICUT       NEW JERSEY       PENNSYLVANIA
                                                    PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                   ------------      ----------       ------------
Aggregate Cost                                     $192,808,845     $389,842,758      $477,086,127
                                                   ------------     ------------      ------------
Gross unrealized appreciation                      $  3,281,263     $ 15,128,046      $ 17,966,732
Gross unrealized depreciation                         4,835,599        1,485,389         3,985,529
                                                   ------------     ------------      ------------
   Net unrealized appreciation (depreciation)      $ (1,554,336)    $ 13,642,657      $ 13,981,203
                                                   ============     ============      ============

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other Portfolios and Funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each Portfolio or Fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The New Jersey Portfolio and Pennsylvania Portfolio did not have any significant borrowings or allocated fees during the period. For the Connecticut Portfolio, the average daily loan balance for the year ended July 31, 1995 was $1,583,254 and the average interest rate was 7.27%. The maximum borrowings outstanding at any point during the year was $6,997,000.

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 1995 is as follows:

                   FUTURES CONTRACTS                                                NET UNREALIZED
PORTFOLIO           EXPIRATION DATE              CONTRACTS            POSITION       APPRECIATION
---------          -----------------             ---------            --------      --------------
Connecticut              9/95             145  U.S. Treasury Bonds     Short           $111,459

New Jersey               9/95             125  U.S. Treasury Bonds     Short           $ 45,304


At July 31, 1995 the Connecticut and New Jersey Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts. The Pennsylvania Portfolio did not have any open obligations under these financial statements at July 31, 1995.

--------------------------------------------------------------------------------

(7) CHANGE IN FISCAL YEAR

The Portfolios changed their fiscal year end from September 30, to July 31, effective July 31, 1994.

                          INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF:
   CONNECTICUT TAX FREE PORTFOLIO
   NEW JERSEY TAX FREE PORTFOLIO
   PENNSYLVANIA TAX FREE PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Connecticut Tax Free Portfolio, New Jersey Tax Free Portfolio, and Pennsylvania Tax Free Portfolio as of July 31, 1995, and the related statements of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year ended July 31, 1995, the ten months ended July 31, 1994 and for the period from the start of business, February 1, 1993, to September 30, 1993. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Connecticut Tax Free Portfolio, New Jersey Tax Free Portfolio, and Pennsylvania Tax Free Portfolio at July 31, 1995, and the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                               DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
AUGUST 25, 1995

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

FUNDS

OFFICERS

THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

NORTON H. REAMER
President and Director, United Asset
Management Corporation

--------------------------------------------------------------------------------
PORTFOLIOS

OFFICERS

THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President and Portfolio Manager of
New Jersey Tax Free Portfolio

DAVID C. REILLY
Portfolio Manager of Pennsylvania
Tax Free Portfolio

NICOLE ANDERES
Portfolio Manager of Connecticut
Tax Free Portfolio

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary


INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

NORTON H. REAMER
President and Director, United Asset
Management Corporation

JOHN L. THORNDIKE
Director, Fiduciary Trust Company

JACK L. TREYNOR
Investment Adviser and Consultant

INVESTMENT ADVISER OF STATE TAX FREE PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL STATE TAX FREE FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                     (THIS SPACE INTENTIONALLY LEFT BLANK.)

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses.
                  Please read the prospectus carefully before
                           you invest or send money.



                          EATON VANCE MUNICIPALS TRUST
                                24 FEDERAL STREET
                                BOSTON, MA 02110


                                                                         T-3CSRC